UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-10067

Eaton Vance Variable Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

December 31

Date of Fiscal Year End

June 30, 2014

Date of Reporting Period

Item 1. Reports to Stockholders

Eaton Vance

VT Floating-Rate Income Fund

Semiannual Report

June 30, 2014

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report is prepared for the general information of contract owners. It is authorized for distribution to prospective investors only when preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of the Fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report June 30, 2014

Eaton Vance

VT Floating-Rate Income Fund

Table of Contents

Performance	2

Fund Profile	3

Endnotes and Additional Disclosures	4

Fund Expenses	5

Financial Statements	6

Special Meeting of Shareholders	30

Board of Trustees’ Contract Approval	31

Officers and Trustees	34

Important Notices	35

Eaton Vance

VT Floating-Rate Income Fund

June 30, 2014

Performance1,2

Portfolio Manager Scott H. Page, CFA, Craig P. Russ and Andrew Sveen, CFA

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Initial Class at NAV	05/02/2001	05/02/2001	1.32%	3.43%	6.69%	4.13%
ADV Class at NAV	04/15/2014	05/02/2001	1.35	3.46	6.70	4.14
S&P/LSTA Leveraged Loan Index	—	—	2.60%	5.59%	8.72%	5.24%

% Total Annual Operating Expense Ratios[3]					Initial Class	ADV Class
					1.16%	0.91%

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted.

2

Eaton Vance

VT Floating-Rate Income Fund

June 30, 2014

Fund Profile

Top 10 Issuers (% of total investments)4

Asurion LLC	1.1%

Transdigm, Inc.	1.1

Community Health Systems, Inc.	1.1

Dell Inc.	1.1

Valeant Pharmaceuticals International, Inc.	1.1

Chrysler Group LLC	1.0

HCA, Inc.	0.9

H.J. Heinz Company	0.9

Hilton Worldwide Finance, LLC	0.9

Infor (US), Inc.	0.9

Total	10.1%

Top 10 Sectors (% of total investments)4

Health Care	10.5%

Business Equipment and Services	9.8

Electronics/Electrical	8.7

Leisure Goods/Activities/Movies	4.6

Chemicals and Plastics	4.5

Retailers (Except Food and Drug)	4.5

Automotive	4.4

Financial Intermediaries	3.9

Food Products	3.7

Oil and Gas	3.7

Total	58.3%

Credit Quality (% of bond and loan holdings)5

See Endnotes and Additional Disclosures in this report.

3

Eaton Vance

VT Floating-Rate Income Fund

June 30, 2014

Endnotes and Additional Disclosures

[1]

S&P/LSTA Leveraged Loan Index is an unmanaged index of the institutional leveraged loan market. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

There is no sales charge. Insurance-related charges are not included in the calculation of returns. Such expenses would reduce the overall return shown. Please refer to the report for your insurance contract for performance data reflecting insurance-related charges.

Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. Performance presented in the financial highlights included in the financial statements is not linked. In the performance table, the performance of ADV Class is linked to Initial Class. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable.

[3]	Source: Fund prospectus.

[4]	Excludes cash and cash equivalents.

[5]

Ratings are based on Moody’s, S&P or Fitch, as applicable. If securities are rated differently by the rating agencies, the higher rating is applied. Ratings, which are subject to change, apply to the creditworthiness of the issuers of the underlying securities and not to the Fund or its shares. Credit ratings measure the quality of a bond based on the issuer’s creditworthiness, with ratings ranging from AAA, being the highest, to D, being the lowest based on S&P’s measures. Ratings of BBB or higher by S&P or Fitch (Baa or higher by Moody’s) are considered to be investment grade quality. Credit ratings are based largely on the rating agency’s analysis at the time of rating. The rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition and does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. Holdings designated as “Not Rated” are not rated by the national rating agencies stated above.

Fund profile subject to change due to active management.

4

Eaton Vance

VT Floating-Rate Income Fund

June 30, 2014

Fund Expenses

Example:  As a Fund shareholder, you incur ongoing costs, including management fees; distribution or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The actual expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2014 – June 30, 2014) for Initial Class and (April 15, 2014 – June 30, 2014) for ADV Class. The hypothetical expense Example is based on an investment of $1,000 invested for the one-half year period (January 1, 2014 – June 30, 2014).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect expenses and charges which are, or may be imposed under the variable annuity contract or variable life insurance policy (variable contracts) (if applicable) through which your investment in the Fund is made. Therefore, the second section of the table is useful in comparing ongoing costs associated with an investment in vehicles which fund benefits under variable contracts and to qualified pension and retirement plans, and will not help you determine the relative total costs of investing in the Fund through variable contracts. In addition, if these expenses and charges imposed under the variable contracts were included, your costs would be higher.

	Beginning Account Value (1/1/14)	Ending Account Value (6/30/14)	Expenses Paid During Period (1/1/14 – 6/30/14)	Annualized Expense Ratio

Actual*
Initial Class	$1,000.00	$1,013.20	$5.69	1.14%
ADV Class	$1,000.00	$1,009.10	$1.89	0.89%

*    ADV Class had not commenced operations on January 1, 2014. Actual expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period); 77/365 for ADV Class (to reflect the period from the commencement of operations on April 15, 2014 to June 30, 2014). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on December 31, 2013 (April 15, 2014 for ADV Class). Expenses shown do not include insurance-related charges.

Hypothetical**
(5% return per year before expenses)
Initial Class	$1,000.00	$1,019.10	$5.71	1.14%
ADV Class	$1,000.00	$1,020.40	$4.46	0.89%

**	Hypothetical expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on December 31, 2013 (April 15, 2014 for ADV Class). Expenses shown do not include insurance-related charges.

5

Eaton Vance

VT Floating-Rate Income Fund

June 30, 2014

Portfolio of Investments (Unaudited)

Senior Floating-Rate Interests — 88.8%(1)

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Aerospace and Defense — 1.7%
Atlantic Aviation FBO Inc.
Term Loan, 3.25%, Maturing June 1, 2020	$273	$273,068
Booz Allen Hamilton Inc.
Term Loan, 3.75%, Maturing July 31, 2019	328	330,074
DAE Aviation Holdings, Inc.
Term Loan, 5.00%, Maturing November 2, 2018	153	154,665
Term Loan, 5.00%, Maturing November 2, 2018	337	341,173
Ducommun Incorporated
Term Loan, 4.75%, Maturing June 28, 2017	124	124,744
IAP Worldwide Services, Inc.
Term Loan, 0.00%, Maturing December 31, 2015(2)(3)	698	202,557
Term Loan - Second Lien, 0.00%, Maturing June 30, 2016(2)(3)	485	9,944
Silver II US Holdings, LLC
Term Loan, 4.00%, Maturing December 13, 2019	3,355	3,349,987
Transdigm, Inc.
Term Loan, 3.75%, Maturing February 28, 2020	5,658	5,643,068
Term Loan, 3.75%, Maturing June 4, 2021	1,200	1,195,950

		$11,625,230

Automotive — 3.9%
Affinia Group Intermediate Holdings Inc.
Term Loan, 4.75%, Maturing April 27, 2020	$527	$532,746
Allison Transmission, Inc.
Term Loan, 3.75%, Maturing August 23, 2019	2,330	2,339,115
ASP HHI Acquisition Co., Inc.
Term Loan, 5.00%, Maturing October 5, 2018	1,433	1,441,724
Chrysler Group LLC
Term Loan, 3.50%, Maturing May 24, 2017	2,769	2,782,932
Term Loan, 3.25%, Maturing December 31, 2018	3,342	3,337,435
CS Intermediate Holdco 2 LLC
Term Loan, 4.00%, Maturing April 4, 2021	2,425	2,426,516
Dayco Products, LLC
Term Loan, 5.25%, Maturing December 12, 2019	623	628,892
Federal-Mogul Holdings Corporation
Term Loan, 4.75%, Maturing April 15, 2021	2,625	2,629,376
Gates Investments, Inc.
Term Loan, 3.85%, Maturing September 29, 2016	1,233	1,235,698
Goodyear Tire & Rubber Company (The)
Term Loan - Second Lien, 4.75%, Maturing April 30, 2019	3,975	4,004,781
INA Beteiligungsgesellschaft GmbH
Term Loan, 3.75%, Maturing May 15, 2020	500	502,812

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Automotive (continued)
Metaldyne, LLC
Term Loan, 4.25%, Maturing December 18, 2018	$878	$881,908
Tower Automotive Holdings USA, LLC
Term Loan, 4.00%, Maturing April 23, 2020	1,187	1,186,677
Veyance Technologies, Inc.
Term Loan, 5.25%, Maturing September 8, 2017	1,465	1,470,757
Visteon Corporation
Term Loan, 3.50%, Maturing May 27, 2021	650	646,445

		$26,047,814

Brokers, Dealers and Investment Houses — 0.0%(4)
American Beacon Advisors, Inc.
Term Loan, 4.75%, Maturing November 22, 2019	$268	$269,464

		$269,464

Building and Development — 1.3%
ABC Supply Co., Inc.
Term Loan, 3.50%, Maturing April 16, 2020	$670	$669,048
Armstrong World Industries, Inc.
Term Loan, 3.50%, Maturing March 15, 2020	173	173,433
CPG International Inc.
Term Loan, 4.75%, Maturing September 30, 2020	397	398,179
Quikrete Holdings, Inc.
Term Loan, 4.00%, Maturing September 28, 2020	620	622,057
RE/MAX International, Inc.
Term Loan, 4.00%, Maturing July 31, 2020	1,853	1,852,527
Realogy Corporation
Term Loan, 3.75%, Maturing March 5, 2020	3,729	3,741,620
Summit Materials Companies I, LLC
Term Loan, 5.00%, Maturing January 30, 2019	711	714,343
WireCo WorldGroup, Inc.
Term Loan, 6.00%, Maturing February 15, 2017	292	294,697

		$8,465,904

Business Equipment and Services — 8.9%
Acosta, Inc.
Term Loan, 4.25%, Maturing March 2, 2018	$2,350	$2,362,963
Advantage Sales & Marketing, Inc.
Term Loan, 4.25%, Maturing December 17, 2017	3,299	3,306,753
Allied Security Holdings, LLC
Term Loan, 3.25%, Maturing February 12, 2021(5)	152	152,093
Term Loan, 4.25%, Maturing February 12, 2021	422	420,736
Altegrity, Inc.
Term Loan, 5.00%, Maturing February 21, 2015	721	716,369

6	See Notes to Financial Statements.

Eaton Vance

VT Floating-Rate Income Fund

June 30, 2014

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Business Equipment and Services (continued)
Altisource Solutions S.a.r.l.
Term Loan, 4.50%, Maturing December 9, 2020	$2,036	$2,038,436
AVSC Holding Corp.
Term Loan, 4.50%, Maturing January 24, 2021	274	275,384
BakerCorp International, Inc.
Term Loan, 4.25%, Maturing February 14, 2020	1,333	1,318,733
BAR/BRI Review Courses, Inc.
Term Loan, 4.50%, Maturing July 17, 2019	292	293,219
Brickman Group Ltd. LLC
Term Loan, 4.00%, Maturing December 18, 2020	522	518,033
Brock Holdings III, Inc.
Term Loan, 6.00%, Maturing March 16, 2017	480	481,274
CBS Outdoor Americas Capital LLC
Term Loan, 3.00%, Maturing January 31, 2021	375	374,326
CCC Information Services, Inc.
Term Loan, 4.00%, Maturing December 20, 2019	222	222,039
Ceridian Corp.
Term Loan, 4.40%, Maturing May 9, 2017	4,726	4,742,940
ClientLogic Corporation
Term Loan, 6.98%, Maturing January 30, 2017	1,132	1,140,749
Corporate Capital Trust, Inc.
Term Loan, 4.00%, Maturing May 15, 2019	623	624,606
CPM Acquisition Corp.
Term Loan, 6.25%, Maturing August 29, 2017	236	238,290
Crossmark Holdings, Inc.
Term Loan, 4.50%, Maturing December 20, 2019	1,282	1,279,848
Education Management LLC
Term Loan, 8.25%, Maturing March 29, 2018	1,495	1,097,239
EIG Investors Corp.
Term Loan, 5.00%, Maturing November 9, 2019	2,743	2,757,862
Emdeon Business Services, LLC
Term Loan, 3.75%, Maturing November 2, 2018	3,698	3,704,952
Expert Global Solutions, Inc.
Term Loan, 8.50%, Maturing April 3, 2018	905	900,767
Extreme Reach, Inc.
Term Loan, 6.75%, Maturing February 10, 2020	498	503,719
Garda World Security Corporation
Term Loan, 4.00%, Maturing November 6, 2020	71	70,918
Term Loan, 4.00%, Maturing November 6, 2020	277	277,224
Genesys Telecom Holdings, U.S., Inc.
Term Loan, 4.00%, Maturing February 7, 2020	1,025	1,022,784
Genpact International, Inc.
Term Loan, 3.50%, Maturing August 30, 2019	1,778	1,783,587
IG Investment Holdings, LLC
Term Loan, 5.25%, Maturing October 31, 2019	692	696,947

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Business Equipment and Services (continued)
IMS Health Incorporated
Term Loan, 3.50%, Maturing March 17, 2021	$514	$512,060
Information Resources, Inc.
Term Loan, 4.75%, Maturing September 30, 2020	769	773,835
ION Trading Technologies S.a.r.l.
Term Loan, Maturing May 31, 2020(6)	900	905,250
KAR Auction Services, Inc.
Term Loan, 3.50%, Maturing March 11, 2021	1,360	1,358,613
Kronos Incorporated
Term Loan, 4.50%, Maturing October 30, 2019	1,234	1,245,328
Language Line, LLC
Term Loan, 6.25%, Maturing June 20, 2016	1,020	1,023,238
MCS AMS Sub-Holdings LLC
Term Loan, 7.00%, Maturing October 15, 2019	368	357,850
Monitronics International Inc.
Term Loan, 4.25%, Maturing March 23, 2018	613	615,579
National CineMedia, LLC
Term Loan, 2.90%, Maturing November 26, 2019	250	247,094
Quintiles Transnational Corp.
Term Loan, 3.75%, Maturing June 8, 2018	2,584	2,588,242
RCS Capital Corp.
Term Loan, 6.50%, Maturing April 29, 2019	700	716,187
Sensus USA Inc.
Term Loan, 4.75%, Maturing May 9, 2017	339	340,466
ServiceMaster Company
Term Loan, 5.50%, Maturing January 31, 2017	788	789,477
Term Loan, 6.50%, Maturing January 31, 2017	958	959,958
Term Loan, Maturing June 25, 2021(6)	1,575	1,559,250
SunGard Data Systems, Inc.
Term Loan, 3.90%, Maturing February 28, 2017	424	425,716
Term Loan, 4.00%, Maturing March 8, 2020	3,203	3,218,981
TNS, Inc.
Term Loan, 5.00%, Maturing February 14, 2020	572	577,828
TransUnion, LLC
Term Loan, 4.00%, Maturing April 9, 2021	2,843	2,847,850
U.S. Security Holdings, Inc.
Term Loan, 6.00%, Maturing July 28, 2017	52	52,128
Term Loan, 6.00%, Maturing July 28, 2017	265	266,310
WASH Multifamily Laundry Systems, LLC
Term Loan, 4.50%, Maturing February 21, 2019	1,489	1,493,346
West Corporation
Term Loan, 3.25%, Maturing June 30, 2018	3,046	3,033,537

		$59,230,913

7	See Notes to Financial Statements.

Eaton Vance

VT Floating-Rate Income Fund

June 30, 2014

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Cable and Satellite Television — 2.8%
Atlantic Broadband Finance, LLC
Term Loan, 3.25%, Maturing December 2, 2019	$833	$831,294
Bragg Communications Incorporated
Term Loan, 3.50%, Maturing February 28, 2018	196	195,989
Cequel Communications, LLC
Term Loan, 3.50%, Maturing February 14, 2019	2,205	2,209,596
Charter Communications Operating, LLC
Term Loan, 3.00%, Maturing July 1, 2020	718	708,240
Term Loan, 3.00%, Maturing January 3, 2021	1,312	1,294,593
Crown Media Holdings, Inc.
Term Loan, 4.00%, Maturing July 14, 2018	156	155,826
CSC Holdings, Inc.
Term Loan, 2.65%, Maturing April 17, 2020	1,226	1,214,279
ION Media Networks, Inc.
Term Loan, 5.00%, Maturing December 18, 2020	945	949,385
MCC Iowa LLC
Term Loan, 3.25%, Maturing January 29, 2021	520	514,871
Term Loan, Maturing June 30, 2021(6)	575	576,916
Mediacom Illinois, LLC
Term Loan, Maturing June 13, 2021(6)	325	325,609
Numericable U.S. LLC
Term Loan, 4.50%, Maturing May 21, 2020	684	689,037
Term Loan, 4.50%, Maturing May 21, 2020	791	796,449
Sterling Entertainment Enterprises, LLC
Term Loan, 3.15%, Maturing December 28, 2017	392	381,455
UPC Financing Partnership
Term Loan, 3.25%, Maturing June 30, 2021	1,753	1,743,090
Virgin Media Bristol LLC
Term Loan, 3.50%, Maturing June 5, 2020	4,250	4,239,112
Ziggo B.V.
Term Loan, 3.25%, Maturing January 15, 2022	363	359,413
Term Loan, 3.25%, Maturing January 15, 2022	564	557,733
Term Loan, Maturing January 15, 2022(6)	598	591,107

		$18,333,994

Chemicals and Plastics — 3.7%
Allnex (Luxembourg) & Cy S.C.A.
Term Loan, 4.50%, Maturing October 3, 2019	$147	$147,381
Allnex USA, Inc.
Term Loan, 4.50%, Maturing October 3, 2019	76	76,469
Arysta LifeScience Corporation
Term Loan, 4.50%, Maturing May 29, 2020	1,386	1,395,511
Axalta Coating Systems US Holdings Inc.
Term Loan, 4.00%, Maturing February 1, 2020	2,871	2,876,185

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Chemicals and Plastics (continued)
AZ Chem US, Inc.
Term Loan, 4.50%, Maturing June 12, 2021	$468	$472,716
Emerald Performance Materials, LLC
Term Loan, 6.75%, Maturing May 18, 2018	319	320,094
Huntsman International, LLC
Term Loan, 2.69%, Maturing April 19, 2017	1,168	1,166,943
Term Loan, Maturing October 15, 2020(6)	1,250	1,250,775
Ineos US Finance LLC
Term Loan, 3.75%, Maturing May 4, 2018	5,031	5,025,144
Kronos Worldwide Inc.
Term Loan, 4.75%, Maturing February 18, 2020	200	201,433
MacDermid, Inc.
Term Loan, 4.00%, Maturing June 7, 2020	396	396,792
Minerals Technologies Inc.
Term Loan, 4.00%, Maturing May 9, 2021	1,300	1,309,750
Omnova Solutions Inc.
Term Loan, 4.25%, Maturing May 31, 2018	1,377	1,380,260
OXEA Finance LLC
Term Loan, 4.25%, Maturing January 15, 2020	348	349,846
Term Loan - Second Lien, 8.25%, Maturing July 15, 2020	500	506,875
Polarpak Inc.
Term Loan, 4.50%, Maturing June 5, 2020	125	125,354
PQ Corporation
Term Loan, 4.00%, Maturing August 7, 2017	2,045	2,052,779
Tata Chemicals North America Inc.
Term Loan, 3.75%, Maturing August 7, 2020	743	742,500
Tronox Pigments (Netherlands) B.V.
Term Loan, 4.00%, Maturing March 19, 2020	2,026	2,032,172
Univar Inc.
Term Loan, 5.00%, Maturing June 30, 2017	2,169	2,180,432
WNA Holdings Inc.
Term Loan, 4.50%, Maturing June 7, 2020	65	65,181
WR Grace & Co.
Term Loan, 3.00%, Maturing January 31, 2021	349	348,863
Term Loan, 1.00%, Maturing February 3, 2021(5)	125	124,906

		$24,548,361

Conglomerates — 0.4%
Custom Sensors & Technologies, Inc.
Term Loan, Maturing May 30, 2021(6)	$225	$226,687
RGIS Services, LLC
Term Loan, 5.50%, Maturing October 18, 2017	1,581	1,586,838
Spectrum Brands, Inc.
Term Loan, 3.50%, Maturing September 4, 2019	819	820,601

		$2,634,126

8	See Notes to Financial Statements.

Eaton Vance

VT Floating-Rate Income Fund

June 30, 2014

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Containers and Glass Products — 1.4%
Berry Plastics Holding Corporation
Term Loan, 3.50%, Maturing February 8, 2020	$3,140	$3,118,428
Term Loan, 3.75%, Maturing January 6, 2021	2,189	2,184,798
BWAY Holding Company, Inc.
Term Loan, 4.50%, Maturing August 7, 2017	1,305	1,311,651
Libbey Glass Inc.
Term Loan, 3.75%, Maturing April 9, 2021	275	275,344
Pelican Products, Inc.
Term Loan, 5.25%, Maturing March 20, 2020	150	151,212
Reynolds Group Holdings Inc.
Term Loan, 4.00%, Maturing December 1, 2018	1,699	1,703,566
TricorBraun, Inc.
Term Loan, 4.00%, Maturing May 3, 2018	285	286,263

		$9,031,262

Cosmetics / Toiletries — 0.3%
Prestige Brands, Inc.
Term Loan, 3.75%, Maturing January 31, 2019	$316	$317,665
Revlon Consumer Products Corporation
Term Loan, 4.00%, Maturing October 8, 2019	721	723,855
Sun Products Corporation (The)
Term Loan, 5.50%, Maturing March 23, 2020	1,124	1,106,059

		$2,147,579

Drugs — 1.8%
Alkermes, Inc.
Term Loan, 3.50%, Maturing September 18, 2019	$197	$197,239
Auxilium Pharmaceuticals, Inc.
Term Loan, 6.25%, Maturing April 26, 2017	305	306,987
Endo Luxembourg Finance Company I S.a.r.l.
Term Loan, 3.25%, Maturing February 28, 2021	249	248,777
Ikaria, Inc.
Term Loan, 5.00%, Maturing February 12, 2021	525	529,266
Par Pharmaceutical Companies, Inc.
Term Loan, 4.00%, Maturing September 30, 2019	2,032	2,035,731
Valeant Pharmaceuticals International, Inc.
Term Loan, 3.75%, Maturing February 13, 2019	2,865	2,866,616
Term Loan, 3.75%, Maturing December 11, 2019	983	983,237
Term Loan, 3.75%, Maturing August 5, 2020	2,522	2,523,426
VWR Funding, Inc.
Term Loan, 3.40%, Maturing April 3, 2017	2,297	2,300,007

		$11,991,286

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Ecological Services and Equipment — 0.7%
ADS Waste Holdings, Inc.
Term Loan, 3.75%, Maturing October 9, 2019	$4,191	$4,177,352
EnergySolutions, LLC
Term Loan, 6.75%, Maturing May 29, 2020	550	558,250

		$4,735,602

Electronics / Electrical — 7.9%
Aeroflex Incorporated
Term Loan, 4.50%, Maturing November 11, 2019	$694	$697,539
Allflex Holdings III, Inc.
Term Loan, 4.25%, Maturing July 17, 2020	347	348,243
Answers Corporation
Term Loan, 6.50%, Maturing December 20, 2018	488	491,766
Attachmate Corporation
Term Loan, 7.25%, Maturing November 22, 2017	1,546	1,561,629
Avago Technologies Cayman Ltd.
Term Loan, 3.75%, Maturing May 6, 2021	4,100	4,119,020
Blue Coat Systems, Inc.
Term Loan, 4.00%, Maturing May 31, 2019	1,489	1,491,233
Term Loan - Second Lien, 9.50%, Maturing June 28, 2020	450	458,719
Campaign Monitor Finance Pty Limited
Term Loan, 6.25%, Maturing March 18, 2021	474	465,521
CommScope, Inc.
Term Loan, 3.25%, Maturing January 26, 2018	720	722,261
CompuCom Systems, Inc.
Term Loan, 4.25%, Maturing May 11, 2020	405	401,578
Dealertrack Technologies, Inc.
Term Loan, 3.50%, Maturing February 28, 2021	310	310,152
Dell Inc.
Term Loan, 3.75%, Maturing October 29, 2018	998	998,747
Term Loan, 4.50%, Maturing April 29, 2020	5,771	5,806,088
Eagle Parent, Inc.
Term Loan, 4.00%, Maturing May 16, 2018	1,245	1,248,742
Entegris, Inc.
Term Loan, 3.50%, Maturing April 30, 2021	325	323,646
Excelitas Technologies Corp.
Term Loan, 6.00%, Maturing October 30, 2020	516	519,832
Eze Castle Software Inc.
Term Loan, 4.00%, Maturing April 6, 2020	323	323,176
FIDJI Luxembourg (BC4) S.a.r.l.
Term Loan, 6.25%, Maturing December 24, 2020	494	498,687
Freescale Semiconductor, Inc.
Term Loan, 4.25%, Maturing February 28, 2020	1,282	1,284,497

9	See Notes to Financial Statements.

Eaton Vance

VT Floating-Rate Income Fund

June 30, 2014

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Electronics / Electrical (continued)
Go Daddy Operating Company, LLC
Term Loan, 4.75%, Maturing May 13, 2021	$2,243	$2,235,539
Hyland Software, Inc.
Term Loan, 4.75%, Maturing February 19, 2021	968	975,371
Infor (US), Inc.
Term Loan, 3.75%, Maturing June 3, 2020	245	244,085
Term Loan, 3.75%, Maturing June 3, 2020	5,137	5,115,290
M/A-COM Technology Solutions Holdings, Inc.
Term Loan, 4.50%, Maturing May 7, 2021	325	327,844
Magic Newco LLC
Term Loan, 5.00%, Maturing December 12, 2018	1,755	1,770,957
Micro Holding, L.P.
Term Loan, 7.25%, Maturing March 18, 2019	988	989,969
Microsemi Corporation
Term Loan, 3.25%, Maturing February 19, 2020	577	575,116
NXP B.V.
Term Loan, 3.25%, Maturing January 11, 2020	1,216	1,211,443
Open Text Corporation
Term Loan, 3.25%, Maturing January 16, 2021	597	597,684
Renaissance Learning, Inc.
Term Loan, 4.50%, Maturing April 9, 2021	474	474,997
Rocket Software, Inc.
Term Loan, 5.75%, Maturing February 8, 2018	216	216,747
Rovi Solutions Corporation
Term Loan, 3.50%, Maturing March 29, 2019	329	327,422
RP Crown Parent, LLC
Term Loan, 6.00%, Maturing December 21, 2018	3,685	3,689,481
Sensata Technologies Finance Company, LLC
Term Loan, 3.25%, Maturing May 12, 2019	601	604,249
Shield Finance Co. S.a.r.l.
Term Loan, 5.00%, Maturing January 29, 2021	449	451,493
Sirius Computer Solutions, Inc.
Term Loan, 7.00%, Maturing November 30, 2018	226	228,679
SkillSoft Corp.
Term Loan, 4.50%, Maturing April 28, 2021	975	976,625
Smart Technologies ULC
Term Loan, 10.50%, Maturing January 31, 2018	378	391,656
Sophia, L.P.
Term Loan, 4.00%, Maturing July 19, 2018	1,031	1,032,375
Southwire Company
Term Loan, 3.25%, Maturing February 10, 2021	249	249,492
SS&C Technologies Holdings Europe S.a.r.l.
Term Loan, 3.25%, Maturing June 7, 2019	40	40,418
SS&C Technologies Inc.
Term Loan, 3.25%, Maturing June 7, 2019	390	390,521

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Electronics / Electrical (continued)
StoneRiver Group, L.P.
Term Loan, 4.50%, Maturing November 29, 2019	$61	$60,487
SumTotal Systems LLC
Term Loan, 6.25%, Maturing November 16, 2018	582	568,750
SunEdison Semiconductor B.V.
Term Loan, 6.50%, Maturing May 22, 2019	550	550,344
SurveyMonkey.com, LLC
Term Loan, 5.50%, Maturing February 5, 2019	1,266	1,275,992
Sybil Software LLC
Term Loan, 5.00%, Maturing March 20, 2020	2,136	2,140,964
Vantiv, LLC
Term Loan, 3.75%, Maturing May 12, 2021	600	602,531
Vertafore, Inc.
Term Loan, 4.25%, Maturing October 3, 2019	484	485,311
Wall Street Systems Delaware, Inc.
Term Loan, 4.50%, Maturing April 30, 2021	1,050	1,051,750
Web.com Group, Inc.
Term Loan, 4.50%, Maturing October 27, 2017	417	418,118
Websense, Inc.
Term Loan, 4.50%, Maturing June 25, 2020	446	448,357

		$52,791,133

Equipment Leasing — 0.5%
Delos Finance S.a.r.l.
Term Loan, 3.50%, Maturing March 6, 2021	$1,625	$1,626,015
Flying Fortress Inc.
Term Loan, 3.50%, Maturing June 30, 2017	1,458	1,459,245

		$3,085,260

Financial Intermediaries — 3.5%
American Capital Holdings, Inc.
Term Loan, 3.50%, Maturing August 22, 2017	$300	$300,375
Armor Holding II LLC
Term Loan, 5.75%, Maturing June 26, 2020	363	362,459
Citco Funding LLC
Term Loan, 4.25%, Maturing June 29, 2018	1,022	1,025,434
Clipper Acquisitions Corp.
Term Loan, 3.00%, Maturing February 6, 2020	271	268,938
First Data Corporation
Term Loan, 3.65%, Maturing March 24, 2017	500	500,402
Term Loan, 4.15%, Maturing March 24, 2018	2,830	2,838,908
Term Loan, 4.15%, Maturing September 24, 2018	1,125	1,128,985
Grosvenor Capital Management Holdings, LLP
Term Loan, 3.75%, Maturing January 4, 2021	771	767,270

10	See Notes to Financial Statements.

Eaton Vance

VT Floating-Rate Income Fund

June 30, 2014

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Financial Intermediaries (continued)
Guggenheim Partners, LLC
Term Loan, 4.25%, Maturing July 22, 2020	$496	$498,524
Hamilton Lane Advisors, LLC
Term Loan, 4.00%, Maturing February 28, 2018	270	271,130
Harbourvest Partners, LLC
Term Loan, 3.25%, Maturing February 4, 2021	1,278	1,271,423
Home Loan Servicing Solutions, Ltd.
Term Loan, 4.50%, Maturing June 19, 2020	594	597,527
LPL Holdings, Inc.
Term Loan, 3.25%, Maturing March 29, 2019	1,911	1,910,566
MIP Delaware, LLC
Term Loan, 4.00%, Maturing March 9, 2020	647	649,328
Moneygram International, Inc.
Term Loan, 4.25%, Maturing March 27, 2020	222	219,438
Nuveen Investments, Inc.
Term Loan, 4.15%, Maturing May 15, 2017	2,765	2,773,164
NXT Capital, Inc.
Term Loan, 6.25%, Maturing September 4, 2018	75	75,560
Term Loan, 6.25%, Maturing September 4, 2018	447	451,091
Ocwen Financial Corporation
Term Loan, 5.00%, Maturing February 15, 2018	1,605	1,613,834
Oz Management LP
Term Loan, 1.65%, Maturing November 15, 2016	635	611,917
Starwood Property Trust, Inc.
Term Loan, 3.50%, Maturing April 17, 2020	1,585	1,578,271
Transfirst Holdings, Inc.
Term Loan, 4.00%, Maturing December 27, 2017	675	677,009
Walker & Dunlop, Inc.
Term Loan, 5.50%, Maturing December 11, 2020	398	404,965
Walter Investment Management Corp.
Term Loan, 4.75%, Maturing December 11, 2020	2,151	2,130,433

		$22,926,951

Food Products — 3.4%
AdvancePierre Foods, Inc.
Term Loan, 5.75%, Maturing July 10, 2017	$616	$617,241
Big Heart Pet Brands
Term Loan, 3.50%, Maturing March 8, 2020	1,983	1,972,961
Blue Buffalo Company, Ltd.
Term Loan, 4.00%, Maturing August 8, 2019	639	641,879
CSM Bakery Supplies LLC
Term Loan, 4.75%, Maturing July 3, 2020	546	549,696
Del Monte Foods, Inc.
Term Loan, 4.25%, Maturing February 18, 2021	449	447,921

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Food Products (continued)
Diamond Foods, Inc.
Term Loan, 4.25%, Maturing August 20, 2018	$1,122	$1,123,815
Dole Food Company Inc.
Term Loan, 4.50%, Maturing November 1, 2018	717	718,150
H.J. Heinz Company
Term Loan, 3.50%, Maturing June 5, 2020	5,495	5,541,533
High Liner Foods Incorporated
Term Loan, 4.25%, Maturing April 24, 2021	549	548,625
JBS USA Holdings Inc.
Term Loan, 3.75%, Maturing May 25, 2018	2,593	2,602,903
Term Loan, 3.75%, Maturing September 18, 2020	968	966,075
NBTY, Inc.
Term Loan, 3.50%, Maturing October 1, 2017	3,727	3,737,786
Pinnacle Foods Finance LLC
Term Loan, 3.25%, Maturing April 29, 2020	422	420,381
Term Loan, 3.25%, Maturing April 29, 2020	2,024	2,017,417
Post Holdings Inc.
Term Loan, 3.75%, Maturing June 2, 2021	375	378,487

		$22,284,870

Food Service — 2.7%
Aramark Corporation
Term Loan, 3.73%, Maturing July 26, 2016	$48	$48,264
Term Loan, 3.73%, Maturing July 26, 2016	216	215,089
ARG IH Corporation
Term Loan, 5.00%, Maturing November 15, 2020	174	175,430
Buffets, Inc.
Term Loan, 0.11%, Maturing April 22, 2015(3)	83	83,190
Burger King Corporation
Term Loan, 3.75%, Maturing September 28, 2019	1,007	1,012,025
CEC Entertainment Concepts, L.P.
Term Loan, 4.25%, Maturing February 14, 2021	998	993,136
Darling International Inc.
Term Loan, 3.25%, Maturing January 6, 2021	449	449,436
DineEquity, Inc.
Term Loan, 3.75%, Maturing October 19, 2017	1,100	1,106,166
Dunkin’ Brands, Inc.
Term Loan, 3.25%, Maturing February 7, 2021	3,299	3,274,490
Landry’s, Inc.
Term Loan, 4.00%, Maturing April 24, 2018	1,728	1,734,279
NPC International, Inc.
Term Loan, 4.00%, Maturing December 28, 2018	1,313	1,315,906
OSI Restaurant Partners, LLC
Term Loan, 3.50%, Maturing October 25, 2019	293	293,101

11	See Notes to Financial Statements.

Eaton Vance

VT Floating-Rate Income Fund

June 30, 2014

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Food Service (continued)
P.F. Chang’s China Bistro Inc.
Term Loan, 4.25%, Maturing July 2, 2019	$192	$189,601
Seminole Hard Rock Entertainment, Inc.
Term Loan, 3.50%, Maturing May 14, 2020	149	148,283
US Foods, Inc.
Term Loan, 4.50%, Maturing March 29, 2019	3,440	3,448,851
Weight Watchers International, Inc.
Term Loan, 4.00%, Maturing April 2, 2020	3,259	2,586,633
Wendy’s International, Inc.
Term Loan, 3.25%, Maturing May 15, 2019	1,151	1,154,338

		$18,228,218

Food / Drug Retailers — 1.5%
Albertson’s, LLC
Term Loan, 4.75%, Maturing March 21, 2019	$620	$623,994
General Nutrition Centers, Inc.
Term Loan, 3.25%, Maturing March 4, 2019	2,913	2,896,592
New Albertson’s, Inc.
Term Loan, Maturing June 25, 2021(6)	675	678,093
Pantry, Inc. (The)
Term Loan, 4.75%, Maturing August 2, 2019	221	222,580
Rite Aid Corporation
Term Loan, 3.50%, Maturing February 21, 2020	1,262	1,262,931
Term Loan - Second Lien, 5.75%, Maturing August 21, 2020	250	255,875
Supervalu Inc.
Term Loan, 4.50%, Maturing March 21, 2019	3,971	3,974,526

		$9,914,591

Forest Products — 0.0%(4)
Expera Specialty Solutions, LLC
Term Loan, 7.50%, Maturing December 21, 2018	$297	$300,712

		$300,712

Health Care — 9.4%
Akorn, Inc.
Term Loan, 4.50%, Maturing April 16, 2021	$425	$427,479
Term Loan, Maturing April 16, 2021(6)	250	251,458
Alere, Inc.
Term Loan, 4.25%, Maturing June 30, 2017	1,631	1,637,211
Alliance Healthcare Services, Inc.
Term Loan, 4.25%, Maturing June 3, 2019	644	644,226
Amneal Pharmaceuticals LLC
Term Loan, 5.75%, Maturing November 1, 2019	347	349,908

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Health Care (continued)
Ardent Medical Services, Inc.
Term Loan, 6.75%, Maturing July 2, 2018	$710	$714,586
ATI Holdings, Inc.
Term Loan, 5.00%, Maturing December 20, 2019	222	224,211
Biomet Inc.
Term Loan, 3.66%, Maturing July 25, 2017	4,209	4,220,686
CeramTec Acquisition Corporation
Term Loan, 4.25%, Maturing August 28, 2020	91	91,164
CHG Buyer Corporation
Term Loan, 4.25%, Maturing November 19, 2019	1,059	1,066,033
Community Health Systems, Inc.
Term Loan, 3.48%, Maturing January 25, 2017	878	880,725
Term Loan, 4.25%, Maturing January 27, 2021	5,896	5,939,911
Convatec Inc.
Term Loan, 4.00%, Maturing December 22, 2016	502	503,215
DaVita HealthCare Partners, Inc.
Term Loan, 3.50%, Maturing June 24, 2021	2,100	2,112,562
DJO Finance LLC
Term Loan, 4.25%, Maturing September 15, 2017	1,373	1,381,034
Envision Healthcare Corporation
Term Loan, 4.00%, Maturing May 25, 2018	2,381	2,388,393
Faenza Acquisition GmbH
Term Loan, 4.25%, Maturing August 28, 2020	278	278,848
Term Loan, 4.25%, Maturing August 31, 2020	916	919,885
Gentiva Health Services, Inc.
Term Loan, 6.50%, Maturing October 18, 2019	1,368	1,370,690
Grifols Worldwide Operations USA, Inc.
Term Loan, 3.15%, Maturing February 27, 2021	3,192	3,192,201
HCA, Inc.
Term Loan, 2.90%, Maturing March 31, 2017	5,109	5,126,678
Term Loan, 2.98%, Maturing May 1, 2018	422	422,867
Hologic Inc.
Term Loan, 3.25%, Maturing August 1, 2019	737	737,916
Iasis Healthcare LLC
Term Loan, 4.50%, Maturing May 3, 2018	798	802,516
inVentiv Health, Inc.
Term Loan, 7.50%, Maturing August 4, 2016	1,340	1,348,639
Term Loan, 7.75%, Maturing May 15, 2018	333	334,112
JLL/Delta Dutch Newco B.V.
Term Loan, 4.25%, Maturing March 11, 2021	1,300	1,291,875
Kindred Healthcare, Inc.
Term Loan, 4.00%, Maturing April 9, 2021	1,000	1,003,125
Kinetic Concepts, Inc.
Term Loan, 4.00%, Maturing May 4, 2018	1,330	1,333,422

12	See Notes to Financial Statements.

Eaton Vance

VT Floating-Rate Income Fund

June 30, 2014

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Health Care (continued)
LHP Hospital Group, Inc.
Term Loan, 9.00%, Maturing July 3, 2018	$398	$380,610
Mallinckrodt International Finance S.A.
Term Loan, 3.50%, Maturing March 19, 2021	2,020	2,021,901
MedAssets, Inc.
Term Loan, 4.00%, Maturing December 13, 2019	181	180,650
Millennium Laboratories, Inc.
Term Loan, 5.25%, Maturing April 16, 2021	1,375	1,389,311
MMM Holdings, Inc.
Term Loan, 9.75%, Maturing December 12, 2017	291	293,518
MSO of Puerto Rico, Inc.
Term Loan, 9.75%, Maturing December 12, 2017	212	213,395
National Mentor Holdings, Inc.
Term Loan, 4.75%, Maturing January 31, 2021	349	351,453
Onex Carestream Finance LP
Term Loan, 5.00%, Maturing June 7, 2019	1,428	1,433,477
Opal Acquisition, Inc.
Term Loan, 5.00%, Maturing November 27, 2020	1,443	1,447,619
Ortho-Clinical Diagnostics, Inc.
Term Loan, 4.75%, Maturing June 30, 2021	2,050	2,066,509
Pharmaceutical Product Development LLC
Term Loan, 4.00%, Maturing December 5, 2018	2,832	2,842,789
PharMedium Healthcare Corporation
Term Loan, 4.25%, Maturing January 28, 2021	486	487,618
PRA Holdings, Inc.
Term Loan, 4.50%, Maturing September 23, 2020	794	790,526
Radnet Management, Inc.
Term Loan, 4.27%, Maturing October 10, 2018	903	907,109
Regionalcare Hospital Partners, Inc.
Term Loan, 6.00%, Maturing April 19, 2019	275	275,688
Sage Products Holdings III, LLC
Term Loan, 4.25%, Maturing December 13, 2019	435	435,511
Salix Pharmaceuticals, Ltd.
Term Loan, 4.25%, Maturing January 2, 2020	439	442,785
Select Medical Corporation
Term Loan, 2.99%, Maturing December 20, 2016	175	174,668
Term Loan, 3.75%, Maturing June 1, 2018	900	899,438
Sheridan Holdings, Inc.
Term Loan, 4.50%, Maturing June 29, 2018	294	295,251
Steward Health Care System LLC
Term Loan, 6.75%, Maturing April 12, 2020	1,464	1,447,757
TriZetto Group, Inc. (The)
Term Loan, 4.75%, Maturing May 2, 2018	682	684,264
Truven Health Analytics Inc.
Term Loan, 4.50%, Maturing June 6, 2019	811	804,018

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Health Care (continued)
U.S. Renal Care, Inc.
Term Loan, 4.25%, Maturing July 3, 2019	$199	$199,556
Universal Health Services, Inc.
Term Loan, 2.40%, Maturing November 15, 2016	748	751,374

		$62,212,371

Home Furnishings — 0.6%
Interline Brands, Inc.
Term Loan, 4.00%, Maturing March 17, 2021	$150	$149,313
Serta/Simmons Holdings, LLC
Term Loan, 4.25%, Maturing October 1, 2019	776	778,646
Tempur-Pedic International Inc.
Term Loan, 3.50%, Maturing March 18, 2020	2,776	2,770,761

		$3,698,720

Industrial Equipment — 2.5%
Alliance Laundry Systems LLC
Term Loan, 4.26%, Maturing December 10, 2018	$157	$158,089
Apex Tool Group, LLC
Term Loan, 4.50%, Maturing January 31, 2020	3,807	3,770,344
Doosan Infracore International, Inc.
Term Loan, 4.50%, Maturing May 28, 2021	725	728,921
Filtration Group Corporation
Term Loan, 4.50%, Maturing November 21, 2020	174	175,714
Gardner Denver, Inc.
Term Loan, 4.25%, Maturing July 30, 2020	1,092	1,092,618
Generac Power Systems, Inc.
Term Loan, 3.25%, Maturing May 31, 2020	1,891	1,882,083
Grede Holdings, LLC
Term Loan, 6.00%, Maturing June 2, 2021	550	552,635
Husky Injection Molding Systems Ltd.
Term Loan, Maturing June 29, 2018(6)	1,825	1,830,951
Manitowoc Company, Inc. (The)
Term Loan, 3.25%, Maturing January 3, 2021	200	199,869
Milacron LLC
Term Loan, 4.00%, Maturing March 30, 2020	297	296,944
Paladin Brands Holding, Inc.
Term Loan, 6.75%, Maturing August 16, 2019	434	439,525
Rexnord LLC
Term Loan, 4.00%, Maturing August 21, 2020	2,779	2,780,737
Signode Industrial Group US Inc.
Term Loan, 4.00%, Maturing May 1, 2021	875	873,177
Spansion LLC
Term Loan, 3.75%, Maturing December 19, 2019	517	520,155

13	See Notes to Financial Statements.

Eaton Vance

VT Floating-Rate Income Fund

June 30, 2014

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Industrial Equipment (continued)
STS Operating, Inc.
Term Loan, 4.75%, Maturing February 19, 2021	$200	$200,685
Tank Holding Corp.
Term Loan, 4.25%, Maturing July 9, 2019	848	849,529
Terex Corporation
Term Loan, 3.50%, Maturing April 28, 2017	259	260,751
Virtuoso US LLC
Term Loan, 4.75%, Maturing February 11, 2021	274	276,713

		$16,889,440

Insurance — 2.6%
Alliant Holdings I, Inc.
Term Loan, 4.25%, Maturing December 20, 2019	$1,704	$1,710,488
AmWINS Group, LLC
Term Loan, 5.00%, Maturing September 6, 2019	2,325	2,335,835
Applied Systems, Inc.
Term Loan, 4.25%, Maturing January 25, 2021	547	549,888
Asurion LLC
Term Loan, 5.00%, Maturing May 24, 2019	5,646	5,686,610
Term Loan, 4.25%, Maturing July 8, 2020	545	545,229
Term Loan - Second Lien, 8.50%, Maturing March 3, 2021	675	701,578
CNO Financial Group, Inc.
Term Loan, 3.75%, Maturing September 20, 2018	485	486,377
Cooper Gay Swett & Crawford Ltd.
Term Loan, 5.00%, Maturing April 16, 2020	272	266,238
Cunningham Lindsey U.S. Inc.
Term Loan, 5.00%, Maturing December 10, 2019	468	466,648
Hub International Limited
Term Loan, 4.25%, Maturing October 2, 2020	2,011	2,018,417
USI, Inc.
Term Loan, 4.25%, Maturing December 27, 2019	2,299	2,304,849

		$17,072,157

Leisure Goods / Activities / Movies — 4.2%
Activision Blizzard, Inc.
Term Loan, 3.25%, Maturing October 12, 2020	$1,822	$1,829,446
AMC Entertainment, Inc.
Term Loan, 3.50%, Maturing April 30, 2020	1,284	1,285,483
Bally Technologies, Inc.
Term Loan, 4.25%, Maturing November 25, 2020	598	601,214
Bombardier Recreational Products, Inc.
Term Loan, 4.00%, Maturing January 30, 2019	1,603	1,606,005
Bright Horizons Family Solutions, Inc.
Term Loan, 3.75%, Maturing January 30, 2020	1,729	1,730,321

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Leisure Goods / Activities / Movies (continued)
ClubCorp Club Operations, Inc.
Term Loan, 4.00%, Maturing July 24, 2020	$518	$516,589
Delta 2 (LUX) S.a.r.l.
Term Loan, 4.50%, Maturing April 30, 2019	3,452	3,474,608
Emerald Expositions Holding, Inc.
Term Loan, 5.50%, Maturing June 17, 2020	595	601,027
Equinox Holdings, Inc.
Term Loan, 4.25%, Maturing January 31, 2020	993	997,462
Fender Musical Instruments Corporation
Term Loan, 5.75%, Maturing April 3, 2019	223	223,891
Kasima, LLC
Term Loan, 3.25%, Maturing May 17, 2021	525	524,180
Live Nation Entertainment, Inc.
Term Loan, 3.50%, Maturing August 17, 2020	172	172,166
Nord Anglia Education Limited
Term Loan, 4.50%, Maturing March 19, 2021	575	576,977
Regal Cinemas, Inc.
Term Loan, 2.68%, Maturing August 23, 2017	2,509	2,520,165
Sabre, Inc.
Term Loan, 4.25%, Maturing February 19, 2019	640	642,717
SeaWorld Parks & Entertainment, Inc.
Term Loan, 3.00%, Maturing May 14, 2020	1,524	1,505,042
Six Flags Theme Parks, Inc.
Term Loan, 3.50%, Maturing December 20, 2018	1,634	1,639,550
SRAM, LLC
Term Loan, 4.01%, Maturing April 10, 2020	984	975,706
Town Sports International Inc.
Term Loan, 4.50%, Maturing November 16, 2020	771	720,038
US Finco LLC
Term Loan, 4.00%, Maturing May 29, 2020	248	247,423
WMG Acquisition Corp.
Term Loan, 3.75%, Maturing July 1, 2020	2,036	2,007,367
Zuffa LLC
Term Loan, 3.75%, Maturing February 25, 2020	3,462	3,475,394

		$27,872,771

Lodging and Casinos — 2.4%
Boyd Gaming Corporation
Term Loan, 4.00%, Maturing August 14, 2020	$290	$291,343
Caesars Entertainment Operating Company
Term Loan, 5.53%, Maturing January 26, 2018	830	776,667
CityCenter Holdings, LLC
Term Loan, 5.00%, Maturing October 16, 2020	500	504,628

14	See Notes to Financial Statements.

Eaton Vance

VT Floating-Rate Income Fund

June 30, 2014

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Lodging and Casinos (continued)
Four Seasons Holdings Inc.
Term Loan, 3.50%, Maturing June 27, 2020	$397	$396,504
Golden Nugget, Inc.
Term Loan, 5.50%, Maturing November 21, 2019	90	91,565
Term Loan, 5.50%, Maturing November 21, 2019	209	213,651
Hilton Worldwide Finance, LLC
Term Loan, 3.50%, Maturing October 26, 2020	5,520	5,516,261
La Quinta Intermediate Holdings LLC
Term Loan, 4.00%, Maturing April 14, 2021	745	747,922
Las Vegas Sands LLC
Term Loan, 3.25%, Maturing December 19, 2020	1,194	1,194,691
MGM Resorts International
Term Loan, 3.50%, Maturing December 20, 2019	1,921	1,917,629
Pinnacle Entertainment, Inc.
Term Loan, 3.75%, Maturing August 13, 2020	533	534,238
Playa Resorts Holding B.V.
Term Loan, 4.00%, Maturing August 6, 2019	1,293	1,295,969
RHP Hotel Properties, LP
Term Loan, 3.75%, Maturing January 15, 2021	425	427,568
Scientific Games International, Inc.
Term Loan, 4.25%, Maturing October 18, 2020	1,891	1,874,253
Tropicana Entertainment Inc.
Term Loan, 4.00%, Maturing November 27, 2020	223	224,150

		$16,007,039

Nonferrous Metals / Minerals — 2.1%
Alpha Natural Resources, LLC
Term Loan, 3.50%, Maturing May 22, 2020	$1,407	$1,362,920
Arch Coal Inc.
Term Loan, 6.25%, Maturing May 16, 2018	2,431	2,391,242
Fairmount Minerals Ltd.
Term Loan, 3.75%, Maturing March 15, 2017	248	249,572
Term Loan, 4.50%, Maturing September 5, 2019	2,236	2,260,415
Murray Energy Corporation
Term Loan, 5.25%, Maturing December 5, 2019	848	859,533
Noranda Aluminum Acquisition Corporation
Term Loan, 5.75%, Maturing February 28, 2019	489	471,644
Novelis, Inc.
Term Loan, 3.75%, Maturing March 10, 2017	2,661	2,668,318
Oxbow Carbon LLC
Term Loan, 4.25%, Maturing July 19, 2019	1,236	1,239,213
Walter Energy, Inc.
Term Loan, 7.25%, Maturing April 2, 2018	2,603	2,522,709

		$14,025,566

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Oil and Gas — 3.3%
Ameriforge Group, Inc.
Term Loan, 5.00%, Maturing December 19, 2019	$2,203	$2,220,428
Bronco Midstream Funding LLC
Term Loan, 5.00%, Maturing August 17, 2020	1,040	1,046,001
Citgo Petroleum Corporation
Term Loan, 8.00%, Maturing June 24, 2015	63	63,564
Term Loan, 9.00%, Maturing June 23, 2017	1,048	1,066,558
Crestwood Holdings LLC
Term Loan, 7.00%, Maturing June 19, 2019	1,275	1,297,432
Energy Transfer Equity, L.P.
Term Loan, 3.25%, Maturing December 2, 2019	1,025	1,015,973
Fieldwood Energy LLC
Term Loan, 3.88%, Maturing September 28, 2018	645	648,375
Term Loan - Second Lien, 8.38%, Maturing September 30, 2020	425	439,494
Floatel International, Ltd.
Term Loan, Maturing May 2, 2020(6)	700	706,125
MEG Energy Corp.
Term Loan, 3.75%, Maturing March 31, 2020	3,225	3,234,613
Obsidian Natural Gas Trust
Term Loan, 7.00%, Maturing November 2, 2015	528	534,422
Ruby Western Pipeline Holdings, LLC
Term Loan, 3.50%, Maturing March 27, 2020	223	222,872
Samson Investment Company
Term Loan - Second Lien, 5.00%, Maturing September 25, 2018	1,425	1,427,927
Seadrill Partners Finco LLC
Term Loan, 4.00%, Maturing February 21, 2021	2,466	2,452,487
Seventy Seven Operating LLC
Term Loan, 3.75%, Maturing June 25, 2021	350	352,078
Sheridan Investment Partners II, L.P.
Term Loan, 4.25%, Maturing December 16, 2020	23	22,797
Term Loan, 4.25%, Maturing December 16, 2020	61	61,128
Term Loan, 4.25%, Maturing December 16, 2020	439	439,429
Sheridan Production Partners I, LLC
Term Loan, 4.25%, Maturing September 25, 2019	78	78,484
Term Loan, 4.25%, Maturing September 25, 2019	128	128,492
Term Loan, 4.25%, Maturing October 1, 2019	967	969,690
Tallgrass Operations, LLC
Term Loan, 4.25%, Maturing November 13, 2018	1,787	1,799,226
Tervita Corporation
Term Loan, 6.25%, Maturing May 15, 2018	1,884	1,893,131

		$22,120,726

15	See Notes to Financial Statements.

Eaton Vance

VT Floating-Rate Income Fund

June 30, 2014

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Publishing — 2.2%
Advanstar Communications Inc.
Term Loan, 5.50%, Maturing April 29, 2019	$395	$397,963
American Greetings Corporation
Term Loan, 4.00%, Maturing August 9, 2019	670	672,513
Ascend Learning, Inc.
Term Loan, 6.00%, Maturing July 31, 2019	821	832,504
Getty Images, Inc.
Term Loan, 4.75%, Maturing October 18, 2019	3,822	3,697,204
Interactive Data Corporation
Term Loan, 4.75%, Maturing May 2, 2021	1,050	1,060,336
Laureate Education, Inc.
Term Loan, 5.00%, Maturing June 15, 2018	4,578	4,483,455
McGraw-Hill Global Education Holdings, LLC
Term Loan, 5.75%, Maturing March 22, 2019	359	365,541
Media General Inc.
Term Loan, 4.25%, Maturing July 31, 2020	649	653,230
Merrill Communications, LLC
Term Loan, 5.75%, Maturing March 8, 2018	351	357,293
Multi Packaging Solutions, Inc.
Term Loan, 4.25%, Maturing September 30, 2020	224	224,999
Nelson Education Ltd.
Term Loan, 4.75%, Maturing July 3, 2014	302	250,685
Penton Media, Inc.
Term Loan, 5.50%, Maturing October 1, 2019	372	376,219
Rentpath, Inc.
Term Loan, 6.25%, Maturing May 29, 2020	545	549,945
Springer Science+Business Media Deutschland GmbH
Term Loan, 5.00%, Maturing August 14, 2020	670	672,554

		$14,594,441

Radio and Television — 1.7%
Clear Channel Communications, Inc.
Term Loan, 3.80%, Maturing January 29, 2016	$8	$7,840
Term Loan, 6.90%, Maturing January 30, 2019	453	451,798
Term Loan, 7.65%, Maturing July 30, 2019	146	146,269
Cumulus Media Holdings Inc.
Term Loan, 4.25%, Maturing December 23, 2020	2,732	2,745,668
Entercom Radio, LLC
Term Loan, 4.03%, Maturing November 23, 2018	181	182,149
Entravision Communications Corporation
Term Loan, 3.50%, Maturing May 29, 2020	2,294	2,273,783
Gray Television, Inc.
Term Loan, Maturing June 10, 2021(6)	175	176,130

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Radio and Television (continued)
LIN Television Corp.
Term Loan, 4.00%, Maturing December 21, 2018	$244	$244,519
Mission Broadcasting, Inc.
Term Loan, 3.75%, Maturing October 1, 2020	429	429,893
Nexstar Broadcasting, Inc.
Term Loan, 3.75%, Maturing October 1, 2020	487	487,505
Raycom TV Broadcasting, Inc.
Term Loan, 4.25%, Maturing May 31, 2017	437	437,728
Sinclair Television Group Inc.
Term Loan, 3.00%, Maturing April 9, 2020	222	220,200
TWCC Holding Corp.
Term Loan - Second Lien, 7.00%, Maturing June 26, 2020	375	371,953
Univision Communications Inc.
Term Loan, 4.00%, Maturing March 1, 2020	2,768	2,769,361
Term Loan, 4.00%, Maturing March 2, 2020	494	494,020

		$11,438,816

Retailers (Except Food and Drug) — 4.1%
99 Cents Only Stores
Term Loan, 4.50%, Maturing January 11, 2019	$1,273	$1,283,077
Bass Pro Group, LLC
Term Loan, 3.75%, Maturing November 20, 2019	1,513	1,518,241
CDW LLC
Term Loan, 3.25%, Maturing April 29, 2020	2,180	2,159,169
David’s Bridal, Inc.
Term Loan, 5.00%, Maturing October 11, 2019	597	579,426
Evergreen Acqco 1 LP
Term Loan, 5.00%, Maturing July 9, 2019	319	319,624
Harbor Freight Tools USA, Inc.
Term Loan, 4.75%, Maturing July 26, 2019	1,662	1,677,815
Hudson’s Bay Company
Term Loan, 4.75%, Maturing November 4, 2020	2,336	2,366,112
J. Crew Group, Inc.
Term Loan, 4.00%, Maturing March 5, 2021	1,925	1,902,591
Jo-Ann Stores, Inc.
Term Loan, 4.00%, Maturing March 16, 2018	2,096	2,088,081
Men’s Wearhouse, Inc. (The)
Term Loan, 4.50%, Maturing June 18, 2021	950	954,627
Michaels Stores, Inc.
Term Loan, 3.75%, Maturing January 28, 2020	1,262	1,261,799
Term Loan, Maturing January 28, 2020(6)	650	650,948
Neiman Marcus Group, Inc. (The)
Term Loan, 4.25%, Maturing October 25, 2020	2,711	2,709,697

16	See Notes to Financial Statements.

Eaton Vance

VT Floating-Rate Income Fund

June 30, 2014

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Retailers (Except Food and Drug) (continued)
Party City Holdings Inc.
Term Loan, 4.00%, Maturing July 27, 2019	$739	$735,490
Pep Boys-Manny, Moe & Jack (The)
Term Loan, 4.25%, Maturing October 11, 2018	222	222,803
Petco Animal Supplies, Inc.
Term Loan, 4.00%, Maturing November 24, 2017	1,472	1,477,488
PFS Holding Corporation
Term Loan, 4.50%, Maturing January 31, 2021	1,147	1,128,484
Pier 1 Imports (U.S.), Inc.
Term Loan, 4.50%, Maturing April 30, 2021	350	351,750
Pilot Travel Centers LLC
Term Loan, 3.75%, Maturing March 30, 2018	835	837,673
Term Loan, 4.25%, Maturing August 7, 2019	270	271,088
Rent-A-Center, Inc.
Term Loan, 3.75%, Maturing March 19, 2021	349	347,379
Spin Holdco Inc.
Term Loan, 4.25%, Maturing November 14, 2019	919	921,702
Toys ‘R’ Us Property Company I, LLC
Term Loan, 6.00%, Maturing August 21, 2019	1,020	986,304
Visant Corporation
Term Loan, 5.25%, Maturing December 22, 2016	594	592,454

		$27,343,822

Steel — 1.9%
Essar Steel Algoma, Inc.
Term Loan, 9.25%, Maturing September 20, 2014	$516	$518,392
FMG Resources (August 2006) Pty Ltd.
Term Loan, 3.75%, Maturing June 30, 2019	4,562	4,571,025
JFB Firth Rixson Inc.
Term Loan, 4.25%, Maturing June 30, 2017	1,324	1,326,645
JMC Steel Group, Inc.
Term Loan, 4.75%, Maturing April 3, 2017	3,139	3,162,209
Neenah Foundry Company
Term Loan, 6.75%, Maturing April 26, 2017	703	702,787
Patriot Coal Corporation
Term Loan, 9.00%, Maturing December 15, 2018	1,493	1,476,332
Waupaca Foundry, Inc.
Term Loan, 4.00%, Maturing June 29, 2017	1,081	1,084,092

		$12,841,482

Surface Transport — 0.7%
Hertz Corporation (The)
Term Loan, 3.75%, Maturing March 9, 2018	$1,000	$993,750
Term Loan, 3.00%, Maturing March 11, 2018	1,136	1,129,708
Term Loan, 3.75%, Maturing March 12, 2018	887	887,401

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Surface Transport (continued)
Stena International S.a.r.l.
Term Loan, 4.00%, Maturing March 3, 2021	$1,025	$1,027,883
Swift Transportation Co., LLC
Term Loan, 3.75%, Maturing June 9, 2021	773	775,720

		$4,814,462

Telecommunications — 2.4%
Arris Group, Inc.
Term Loan, 3.50%, Maturing April 17, 2020	$1,040	$1,037,728
Cellular South, Inc.
Term Loan, 3.25%, Maturing May 22, 2020	198	197,130
Crown Castle Operating Company
Term Loan, 3.00%, Maturing January 31, 2021	1,846	1,847,531
Intelsat Jackson Holdings S.A.
Term Loan, 3.75%, Maturing June 30, 2019	4,750	4,764,103
IPC Systems, Inc.
Term Loan, 6.00%, Maturing October 29, 2020	700	703,937
Mitel US Holdings, Inc.
Term Loan, 5.25%, Maturing January 31, 2020	185	187,270
SBA Senior Finance II LLC
Term Loan, 3.25%, Maturing March 24, 2021	1,125	1,120,898
Syniverse Holdings, Inc.
Term Loan, 4.00%, Maturing April 23, 2019	654	655,347
Term Loan, 4.00%, Maturing April 23, 2019	864	864,923
Telesat Canada
Term Loan, 3.50%, Maturing March 28, 2019	3,808	3,807,238
Windstream Corporation
Term Loan, 3.50%, Maturing August 8, 2019	442	441,943

		$15,628,048

Utilities — 2.3%
Calpine Construction Finance Company, L.P.
Term Loan, 3.00%, Maturing May 3, 2020	$569	$560,101
Term Loan, 3.25%, Maturing January 31, 2022	596	590,809
Calpine Corporation
Term Loan, 4.00%, Maturing April 1, 2018	461	463,054
Term Loan, 4.00%, Maturing April 1, 2018	2,757	2,770,779
Term Loan, 4.00%, Maturing October 9, 2019	418	419,331
Term Loan, 4.00%, Maturing October 30, 2020	224	224,839
Dynegy Holdings Inc.
Term Loan, 4.00%, Maturing April 23, 2020	533	535,457
EFS Cogen Holdings I LLC
Term Loan, 3.75%, Maturing December 17, 2020	344	345,919

17	See Notes to Financial Statements.

Eaton Vance

VT Floating-Rate Income Fund

June 30, 2014

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Utilities (continued)
Electrical Components International, Inc.
Term Loan, 5.75%, Maturing May 28, 2021	$250	$252,500
Energy Future Intermediate Holding Co., LLC
DIP Loan, 4.25%, Maturing June 19, 2016	1,125	1,133,859
Equipower Resources Holdings LLC
Term Loan, 4.25%, Maturing December 21, 2018	999	1,003,807
Term Loan, 4.25%, Maturing December 31, 2019	297	298,486
La Frontera Generation, LLC
Term Loan, 4.50%, Maturing September 30, 2020	348	349,948
NRG Energy, Inc.
Term Loan, 2.75%, Maturing July 2, 2018	4,332	4,327,889
PowerTeam Services, LLC
Term Loan, 4.25%, Maturing May 6, 2020	8	8,059
Term Loan, 4.25%, Maturing May 6, 2020	154	152,075
Raven Power Finance, LLC
Term Loan, 6.50%, Maturing December 19, 2020	812	814,783
Texas Competitive Electric Holdings Company, LLC
DIP Loan, 0.00%, Maturing May 5, 2016(5)	218	218,775
DIP Loan, 3.75%, Maturing May 5, 2016	282	283,854
WTG Holdings III Corp.
Term Loan, 4.75%, Maturing January 15, 2021	249	249,683

		$15,004,007

Total Senior Floating-Rate Interests (identified cost $590,649,589)		$590,157,138

Corporate Bonds & Notes — 1.7%

Security	Principal Amount (000’s omitted)	Value

Chemicals and Plastics — 0.4%
Hexion US Finance Corp.
6.625%, 4/15/20	$1,475	$1,570,875
Ineos Finance PLC
8.375%, 2/15/19(7)	575	630,344
Trinseo Materials Operating S.C.A.
8.75%, 2/1/19(7)	653	705,240

		$2,906,459

Containers and Glass Products — 0.4%
Reynolds Group Holdings, Inc.
5.75%, 10/15/20	$1,925	$2,040,500

Security	Principal Amount (000’s omitted)	Value

Containers and Glass Products (continued)
Smurfit Kappa Acquisitions
4.875%, 9/15/18(7)	$225	$237,937

		$2,278,437

Financial Intermediaries — 0.1%
First Data Corp.
6.75%, 11/1/20(7)	$423	$458,955

		$458,955

Health Care — 0.2%
CHS/Community Health Systems, Inc.
5.125%, 8/15/18	$1,050	$1,103,813

		$1,103,813

Industrial Equipment — 0.0%(4)
Erikson Air-Crane, Inc., Promissory Note
6.00%, 11/2/20(3)(8)	$39	$30,258

		$30,258

Lodging and Casinos — 0.2%
Caesars Entertainment Operating Co., Inc.
8.50%, 2/15/20	$1,125	$956,250
9.00%, 2/15/20	625	523,437

		$1,479,687

Radio and Television — 0.1%
Clear Channel Communications, Inc.
9.00%, 12/15/19	$181	$193,670
Univision Communications, Inc.
6.75%, 9/15/22(7)	384	426,720

		$620,390

Telecommunications — 0.1%
Virgin Media Secured Finance PLC
5.375%, 4/15/21(7)	$500	$527,500
Wind Acquisition Finance SA
6.50%, 4/30/20(7)	250	271,875

		$799,375

18	See Notes to Financial Statements.

Eaton Vance

VT Floating-Rate Income Fund

June 30, 2014

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Utilities — 0.2%
Calpine Corp.
7.875%, 1/15/23(7)	$1,178	$1,319,360

		$1,319,360

Total Corporate Bonds & Notes (identified cost $10,582,638)		$10,996,734

Common Stocks — 0.6%

Security	Shares	Value

Automotive — 0.1%
Dayco Products, LLC(8)	15,250	$707,218

		$707,218

Food Service — 0.0%(4)
Buffets Restaurants Holdings, Inc.(3)(8)(9)	776	$4,656

		$4,656

Lodging and Casinos — 0.3%
Affinity Gaming, LLC(3)(8)(9)	41,797	$438,870
Tropicana Entertainment, Inc.(8)(9)	71,982	1,270,482

		$1,709,352

Publishing — 0.2%
ION Media Networks, Inc.(3)(8)	399	$121,256
MediaNews Group, Inc.(8)(9)	45,600	1,390,804

		$1,512,060

Total Common Stocks (identified cost $2,344,506)		$3,933,286

Total Investments — 91.1% (identified cost $603,576,733)		$605,087,158

Less Unfunded Loan Commitments — (0.1)%		$(495,225)

Net Investments — 91.0% (identified cost $603,081,508)		$604,591,933

Other Assets, Less Liabilities — 9.0%		$59,926,472

Net Assets — 100.0%		$664,518,405

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

DIP	–	Debtor in Possession

(1)

Senior floating-rate interests (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will have an expected average life of approximately two to four years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility and includes commitment fees on unfunded loan commitments, if any. Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(2)	Currently the issuer is in default with respect to interest payments. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.

(3)	For fair value measurement disclosure purposes, security is categorized as Level 3 (See Note 11).

(4)	Amount is less than 0.05%.

(5)	Unfunded or partially unfunded loan commitments. See Note 1G for description.

(6)	This Senior Loan will settle after June 30, 2014, at which time the interest rate will be determined.

(7)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At June 30, 2014, the aggregate value of these securities is $4,577,931 or 0.7% of the Fund’s net assets.

(8)	Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.

(9)	Non-income producing security.

19	See Notes to Financial Statements.

Eaton Vance

VT Floating-Rate Income Fund

June 30, 2014

Statement of Assets and Liabilities (Unaudited)

Assets	June 30, 2014
Investments, at value (identified cost, $603,081,508)	$604,591,933
Cash	17,833,099
Interest receivable	1,590,703
Receivable for investments sold	771,897
Receivable for Fund shares sold	61,690,423
Prepaid expenses	48,159
Total assets	$686,526,214

Liabilities
Payable for investments purchased	$20,611,314
Payable for Fund shares redeemed	716,810
Payable to affiliates:
Investment adviser fee	284,738
Distribution fees	124,023
Trustees’ fees	6,278
Payable for shareholder servicing fees	166,393
Accrued expenses	98,253
Total liabilities	$22,007,809
Net Assets	$664,518,405

Sources of Net Assets
Paid-in capital	$658,666,755
Accumulated net realized gain	1,254,437
Accumulated undistributed net investment income	3,086,788
Net unrealized appreciation	1,510,425
Total	$664,518,405

Initial Class Shares
Net Assets	$664,370,204
Shares Outstanding	70,586,859
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$9.41

ADV Class Shares
Net Assets	$148,201
Shares Outstanding	15,741
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding, including fractional shares)	$9.42

20	See Notes to Financial Statements.

Eaton Vance

VT Floating-Rate Income Fund

June 30, 2014

Statement of Operations (Unaudited)

Investment Income	Six Months Ended June 30, 2014
Interest and other income	$12,573,661
Total investment income	$12,573,661

Expenses
Investment adviser fee	$1,714,023
Distribution fees
Initial Class	745,427
Shareholder servicing fees
Initial Class	700,201
ADV Class	50
Trustees’ fees and expenses	13,665
Custodian fee	116,086
Transfer and dividend disbursing agent fees	8,001
Legal and accounting services	53,008
Printing and postage	2,843
Miscellaneous	44,645
Total expenses	$3,397,949
Deduct —
Reduction of custodian fee	$5,316
Total expense reductions	$5,316

Net expenses	$3,392,633

Net investment income	$9,181,028

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$486,956
Net realized gain	$486,956
Change in unrealized appreciation (depreciation) —
Investments	$(1,869,725)
Net change in unrealized appreciation (depreciation)	$(1,869,725)

Net realized and unrealized loss	$(1,382,769)

Net increase in net assets from operations	$7,798,259

21	See Notes to Financial Statements.

Eaton Vance

VT Floating-Rate Income Fund

June 30, 2014

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended June 30, 2014 (Unaudited)	Year Ended December 31, 2013
From operations —
Net investment income	$9,181,028	$17,833,918
Net realized gain from investment transactions	486,956	776,431
Net change in unrealized appreciation (depreciation) from investments	(1,869,725)	335,316
Net increase in net assets from operations	$7,798,259	$18,945,665
Distributions to shareholders —
From net investment income
Initial Class	$(9,178,870)	$(18,012,037)
ADV Class	(719)	—
From net realized gain
Initial Class	—	(3,269,569)
Total distributions to shareholders	$(9,179,589)	$(21,281,606)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Initial Class	$129,596,151	$225,824,598
ADV Class	149,260	—
Net asset value of shares issued to shareholders in payment of distributions declared
Initial Class	9,178,870	21,281,606
ADV Class	719	—
Cost of shares redeemed
Initial Class	(58,910,783)	(78,780,864)
ADV Class	(2,098)	—
Net increase in net assets from Fund share transactions	$80,012,119	$168,325,340

Net increase in net assets	$78,630,789	$165,989,399

Net Assets
At beginning of period	$585,887,616	$419,898,217
At end of period	$664,518,405	$585,887,616

Accumulated undistributed net investment income included in net assets
At end of period	$3,086,788	$3,085,349

22	See Notes to Financial Statements.

Eaton Vance

VT Floating-Rate Income Fund

June 30, 2014

Financial Highlights

	Initial Class
	Six Months Ended June 30, 2014 (Unaudited)		Year Ended December 31,
			2013		2012		2011		2010		2009
Net asset value — Beginning of period	$9.430		$9.460		$9.300		$9.460		$9.050		$6.580

Income (Loss) From Operations
Net investment income(1)	$0.144		$0.327		$0.396		$0.399		$0.369		$0.399
Net realized and unrealized gain (loss)	(0.020)		0.031		0.270		(0.161)		0.442		2.467

Total income from operations	$0.124		$0.358		$0.666		$0.238		$0.811		$2.866

Less Distributions
From net investment income	$(0.144)		$(0.332)		$(0.396)		$(0.398)		$(0.401)		$(0.396)
From net realized gain	—		(0.056)		(0.110)		—		—		—

Total distributions	$(0.144)		$(0.388)		$(0.506)		$(0.398)		$(0.401)		$(0.396)

Net asset value — End of period	$9.410		$9.430		$9.460		$9.300		$9.460		$9.050

Total Return(2)	1.32	%(3)	3.85%		7.33%		2.54%		9.12%		44.29%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$664,370		$585,888		$419,898		$354,692		$354,097		$1,232,209
Ratios (as a percentage of average daily net assets):
Expenses	1.14	%(4)(5)	1.15	%(6)	1.16	%(4)	1.17	%(4)	1.15	%(4)	1.15	%(4)
Net investment income	3.08	%(5)	3.45%		4.21%		4.24%		3.98%		4.82%
Portfolio Turnover	14	%(3)	38%		42%		53%		35%		26%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)	Not annualized.

(4)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(5)	Annualized.

(6)	Expenses after custodian fee reduction were 1.14%.

23	See Notes to Financial Statements.

Eaton Vance

VT Floating-Rate Income Fund

June 30, 2014

Financial Highlights — continued

	ADV Class
	Period Ended June 30, 2014 (Unaudited)(1)
Net asset value — Beginning of period	$9.400

Income (Loss) From Operations
Net investment income(2)	$0.070
Net realized and unrealized gain	0.015

Total income from operations	$0.085

Less Distributions
From net investment income	$(0.065)

Total distributions	$(0.065)

Net asset value — End of period	$9.420

Total Return(3)	0.91	%(4)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$148
Ratios (as a percentage of average daily net assets):
Expenses	0.89	%(5)(6)
Net investment income	3.52	%(6)
Portfolio Turnover	14	%(4)

(1)	For the period from commencement of operations on April 15, 2014 to June 30, 2014.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)	Not annualized.

(5)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(6)	Annualized.

24	See Notes to Financial Statements.

Eaton Vance

VT Floating-Rate Income Fund

June 30, 2014

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance VT Floating-Rate Income Fund (the Fund) is a diversified series of Eaton Vance Variable Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is to provide a high level of current income. Effective April 15, 2014, the Fund designated its existing shares as Initial Class and established a new class of shares named ADV Class. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class’ paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund is generally made available for purchase only to separate accounts established by participating insurance companies and qualified pension or retirement plans.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Senior Floating-Rate Loans. Interests in senior floating-rate loans (Senior Loans) for which reliable market quotations are readily available are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service. Other Senior Loans are valued at fair value by the investment adviser under procedures approved by the Trustees. In fair valuing a Senior Loan, the investment adviser utilizes one or more of the valuation techniques described in (i) through (iii) below to assess the likelihood that the borrower will make a full repayment of the loan underlying such Senior Loan relative to yields on other Senior Loans issued by companies of comparable credit quality. If the investment adviser believes that there is a reasonable likelihood of full repayment, the investment adviser will determine fair value using a matrix pricing approach that considers the yield on the Senior Loan. If the investment adviser believes there is not a reasonable likelihood of full repayment, the investment adviser will determine fair value using analyses that include, but are not limited to: (i) a comparison of the value of the borrower’s outstanding equity and debt to that of comparable public companies; (ii) a discounted cash flow analysis; or (iii) when the investment adviser believes it is likely that a borrower will be liquidated or sold, an analysis of the terms of such liquidation or sale. In certain cases, the investment adviser will use a combination of analytical methods to determine fair value, such as when only a portion of a borrower’s assets are likely to be sold. In conducting its assessment and analyses for purposes of determining fair value of a Senior Loan, the investment adviser will use its discretion and judgment in considering and appraising relevant factors. Fair value determinations are made by the portfolio managers of the Fund based on information available to such managers. The portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may not possess the same information about a Senior Loan borrower as the portfolio managers of the Fund. At times, the fair value of a Senior Loan determined by the portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may vary from the fair value of the same Senior Loan determined by the portfolio managers of the Fund. The fair value of each Senior Loan is periodically reviewed and approved by the investment adviser’s Valuation Committee and by the Trustees based upon procedures approved by the Trustees. Junior Loans (i.e., subordinated loans and second lien loans) are valued in the same manner as Senior Loans.

Debt Obligations. Debt obligations (including short-term obligations with a remaining maturity of more than sixty days) are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term obligations purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value.

Equity Securities. Equity securities (including common shares of closed-end investment companies) listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

25

Eaton Vance

VT Floating-Rate Income Fund

June 30, 2014

Notes to Financial Statements (Unaudited) — continued

C  Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Fees associated with loan amendments are recognized immediately. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities.

D  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

As of June 30, 2014, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

F  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances, if any, used to reduce the Fund’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

G  Unfunded Loan Commitments — The Fund may enter into certain credit agreements all or a portion of which may be unfunded. The Fund is obligated to fund these commitments at the borrower’s discretion. These commitments are disclosed in the accompanying Portfolio of Investments. At June 30, 2014, the Fund had sufficient cash and/or securities to cover these commitments.

H  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

I  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

J  Interim Financial Statements — The interim financial statements relating to June 30, 2014 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders

The Fund declares dividends daily to shareholders of record at the time of declaration. Distributions are generally paid monthly. Distributions of realized capital gains are made at least annually. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the reinvestment date or, if an election is made on behalf of a separate account, to receive some or all of the distributions in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

3  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Eaton Vance Management (EVM) as compensation for investment advisory services rendered to the Fund. The fee is computed at an annual rate of 0.575% of the Fund’s average daily net assets up to $1 billion, 0.525% of average daily net assets from $1 billion but less than $2 billion, and at reduced rates on daily net assets of $2 billion or more, and is payable monthly. For the six months ended June 30, 2014, the investment adviser fee amounted to $1,714,023 or 0.575% (annualized) of the Fund’s average daily net assets. EVM also serves as administrator of the Fund, but receives no compensation. Eaton Vance Distributors, Inc. (EVD), the Fund’s principal underwriter and an affiliate of EVM, received distribution fees (see Note 4).

Trustees and officers of the Fund who are members of EVM’s organization receive remuneration for their services to the Fund out of the investment adviser fee. Certain officers and Trustees of the Fund are officers of EVM.

26

Eaton Vance

VT Floating-Rate Income Fund

June 30, 2014

Notes to Financial Statements (Unaudited) — continued

4  Distribution Plan

The Fund has in effect a distribution plan for Initial Class shares (Initial Class Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Initial Class Plan, the Fund pays EVD a distribution fee of 0.25% per annum of its average daily net assets attributable to Initial Class shares for the sale and distribution of Initial Class shares. Distribution fees paid or accrued to EVD for the six months ended June 30, 2014 amounted to $745,427. Insurance companies receive such fees from EVD based on the value of shares held by such companies. The insurance companies through which investors hold shares of the Fund may also pay fees to third parties in connection with the sale of variable contracts and for services provided to variable contract owners. The Fund, EVM or EVD are not a party to these arrangements. Investors should consult the prospectus and statement of additional information for their variable contracts for a discussion of these payments. EVD may, at its expense, provide promotional incentives to dealers that sell variable insurance products.

Distribution fees are subject to the limitations contained in the Financial Industry Regulatory Authority’s NASD Conduct Rule 2830(d).

5  Shareholder Servicing Plan

The Trust, on behalf of the Fund, has adopted a Shareholder Servicing Plan (Servicing Plan) for Initial Class and ADV Class. The Servicing Plan allows the Trust to enter into shareholder servicing agreements with insurance companies, investment dealers, broker/dealers or other financial intermediaries that provide shareholder services relating to Fund shares and their shareholders, including variable contract owners or plan participants with interests in the Fund. Under the Servicing Plan, the Fund may make payments at an annual rate of up to 0.25% of its average daily net assets attributable to each class that are subject to shareholder servicing agreements. No shareholder servicing fees are levied on shares owned by EVM, its affiliates, or their respective employees or clients and may be waived under certain other limited conditions. For the six months ended June 30, 2014, shareholder servicing fees were equivalent to 0.23% per annum of each class’ average daily net assets and amounted to $700,201 and $50 for Initial Class and ADV Class, respectively.

6  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations and including maturities and principal repayments on Senior Loans, aggregated $128,078,708 and $83,080,150, respectively, for the six months ended June 30, 2014.

7  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Initial Class	Six Months Ended June 30, 2014 (Unaudited)	Year Ended December 31, 2013

Sales	13,759,768	23,823,631
Issued to shareholders electing to receive payments of distributions in Fund shares	974,770	2,248,161
Redemptions	(6,257,259)	(8,327,676)

Net increase	8,477,279	17,744,116

ADV Class	Period Ended June 30, 2014 (Unaudited)(1)

Sales	15,887
Issued to shareholders electing to receive payments of distributions in Fund shares	76
Redemptions	(222)

Net increase	15,741

(1)	For the period from commencement of operations on April 15, 2014 to June 30, 2014.

At June 30, 2014, separate accounts of 3 insurance companies each owned more than 10% of the value of the outstanding shares of the Fund aggregating 87.5%.

27

Eaton Vance

VT Floating-Rate Income Fund

June 30, 2014

Notes to Financial Statements (Unaudited) — continued

8  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Fund at June 30, 2014, as determined on a federal income tax basis, were as follows:

Aggregate cost	$602,992,694

Gross unrealized appreciation	$4,923,748
Gross unrealized depreciation	(3,324,509)

Net unrealized appreciation	$1,599,239

9  Line of Credit

The Fund participates with other portfolios managed by EVM and its affiliates in a $1.4 billion unsecured line of credit agreement with a group of banks, which is in effect through March 16, 2015. Borrowings are made by the Fund solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Fund based on its borrowings at a prime rate or an amount above either the London Interbank Offered Rate (LIBOR) or the Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated between the Fund and the other participating portfolios at the end of each quarter. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the six months ended June 30, 2014.

10  Credit Risk

The Fund invests primarily in below investment grade floating-rate loans which are considered speculative because of the credit risk of their issuers. Changes in economic conditions or other circumstances are more likely to reduce the capacity of issuers of these securities to make principal and interest payments. Such companies are more likely to default on their payments of interest and principal owed than issuers of investment grade bonds. An economic downturn generally leads to a higher non-payment rate, and a loan or other debt obligation may lose significant value before a default occurs. Lower rated investments also may be subject to greater price volatility than higher rated investments. Moreover, the specific collateral used to secure a loan may decline in value or become illiquid, which would adversely affect the loan’s value.

11  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At June 30, 2014, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total

Senior Floating-Rate Interests (Less Unfunded Loan Commitments)	$—	$589,366,222	$295,691	$589,661,913
Corporate Bonds & Notes	—	10,966,476	30,258	10,996,734
Common Stocks	1,270,482	2,098,022	564,782	3,933,286

Total Investments	$1,270,482	$602,430,720	$890,731	$604,591,933

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.

28

Eaton Vance

VT Floating-Rate Income Fund

June 30, 2014

Notes to Financial Statements (Unaudited) — continued

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six months ended June 30, 2014 is not presented.

At June 30, 2014, there were no investments transferred between Level 1 and Level 2 during the six months then ended.

29

Eaton Vance

VT Floating-Rate Income Fund

June 30, 2014

Special Meeting of Shareholders (Unaudited)

The Fund held a Special Meeting of Shareholders on May 29, 2014 to elect five Trustees. The results of the vote were as follows:

	Number of Shares(1)
Nominee for Trustee	For	Withheld
Scott E. Eston	56,306,374	1,908,823
Cynthia E. Frost	56,174,317	2,040,879
George J. Gorman	56,026,567	2,188,629
Valerie A. Mosley	56,263,699	1,951,498
Harriett Tee Taggart	56,151,975	2,063,222

(1)	Excludes fractional shares.

30

Eaton Vance

VT Floating-Rate Income Fund

June 30, 2014

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the Eaton Vance group of mutual funds (the “Eaton Vance Funds”) held on April 28, 2014, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Contract Review Committee of the Board, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by each adviser to the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings of the Contract Review Committee held between February and April 2014, as well as information considered throughout the year at meetings of the Board and its committees. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•	An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;

•	An independent report comparing each fund’s total expense ratio and its components to comparable funds;

•

An independent report comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;

•	Data regarding investment performance in comparison to benchmark indices and customized peer groups identified by the adviser in consultation with the Board;

•

For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;

•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed, and any changes in portfolio management processes and personnel;

•

Information about the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and the fund’s policies with respect to “soft dollar” arrangements;

•	Data relating to portfolio turnover rates of each fund;

•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

•	Information about each adviser’s processes for monitoring best execution of portfolio transactions, and other policies and practices of each adviser with respect to trading;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;

•

Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•	Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•	Copies of or descriptions of each adviser’s policies and procedures relating to proxy voting, the handling of corporate actions and class actions;

•

Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;

•	Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;

•

A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

31

Eaton Vance

VT Floating-Rate Income Fund

June 30, 2014

Board of Trustees’ Contract Approval — continued

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;

•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and

•	The terms of each advisory agreement.

Over the course of the twelve-month period ended April 30, 2014, with respect to one or more funds, the Board met nine times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met seven, seventeen, eleven, six and ten times respectively. At such meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of each adviser relating to each fund, and considered the investment and trading strategies used in pursuing each fund’s investment objective, including, where relevant, the use of derivative instruments, as well as processes for monitoring best execution of portfolio transactions and risk management techniques. The Board and its Committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management and other fund advisers with respect to such matters.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement. In evaluating each advisory and sub-advisory agreement, including the specific fee structures and other terms of the agreements, the Contract Review Committee was informed by multiple years of analysis and discussion among the Independent Trustees and the Funds’ advisers and sub-advisers.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement of Eaton Vance VT Floating-Rate Income Fund (the “Fund”) with Eaton Vance Management (the “Adviser”), including its fee structure, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of the agreement. The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to the agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for the Fund.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement of the Fund, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser.

The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Fund, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund. In particular, the Board considered the abilities and experience of such investment personnel in analyzing the special considerations relevant to investing in senior floating rate loans. Specifically, the Board noted the experience of the Adviser’s large group of bank loan investment professionals and other personnel who provide services to the Fund, including portfolio managers and analysts. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation methods of the Adviser to recruit and retain investment personnel, and the time and attention devoted to the Fund by senior management.

The Board reviewed the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

32

Eaton Vance

VT Floating-Rate Income Fund

June 30, 2014

Board of Trustees’ Contract Approval — continued

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to a relevant universe of comparable funds identified by an independent data provider and appropriate benchmark indices, as well as a customized peer group of similarly managed funds. The Board reviewed comparative performance data for the one-, three-, five- and ten-year periods ended September 30, 2013 for the Fund. The Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board reviewed contractual fee rates for investment advisory and administrative services payable by the Fund (referred to as “management fees”). As part of its review, the Board considered the management fees and the Fund’s total expense ratio for the year ended September 30, 2013, as compared to a group of similarly managed funds selected by an independent data provider. The Board also considered factors that had an impact on Fund expense ratios, as identified by management in response to inquiries from the Contract Review Committee, as well as actions taken by management in recent years to reduce expenses at the fund complex level, including the negotiation of reduced fees for transfer agency and custody services.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability

The Board reviewed the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates in connection with their relationships with the Fund, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Fund and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Fund, the structure of the advisory fee, which includes breakpoints at several asset levels, will allow the Fund to continue to benefit from economies of scale in the future.

33

Eaton Vance

VT Floating-Rate Income Fund

June 30, 2014

Officers and Trustees

Officers of Eaton Vance VT Floating-Rate Income Fund

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Trustees of Eaton Vance VT Floating-Rate Income Fund

Ralph F. Verni

Chairman

Scott E. Eston

Thomas E. Faust Jr.*

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

William H. Park

Ronald A. Pearlman

Helen Frame Peters

Harriett Tee Taggart

*	Interested Trustee

34

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

35

This Page Intentionally Left Blank

Investment Adviser and Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7733    6.30.14

Eaton Vance

VT Large-Cap Value Fund

Semiannual Report

June 30, 2014

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report June 30, 2014

Eaton Vance

VT Large-Cap Value Fund

Table of Contents

Performance	2

Fund Profile	2

Endnotes and Additional Disclosures	3

Fund Expenses	4

Financial Statements	5

Special Meeting of Shareholders	17

Board of Trustees’ Contract Approval	18

Officers and Trustees	21

Important Notices	22

Eaton Vance

VT Large-Cap Value Fund

June 30, 2014

Performance1,2

Portfolio Manager Edward J. Perkin, CFA and John D. Crowley

% Average Annual Total Returns	Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Since Inception
Initial Class at NAV	03/30/2007	03/30/2007	11.87%	27.23%	17.30%	5.47%
ADV Class at NAV	04/15/2014	03/30/2007	12.13	27.52	17.35	5.50
Russell 1000 Value Index	—	—	8.28%	23.81%	19.22%	5.33%

% Total Annual Operating Expense Ratios[3]					Initial Class	ADV Class
Gross					1.36%	1.11%
Net					1.30	1.05

Fund Profile

Sector Allocation (% of net assets)4

Top 10 Holdings (% of net assets)4

ConocoPhillips	3.0%

Occidental Petroleum Corp.	2.9

Chevron Corp.	2.9

Citigroup, Inc.	2.7

JPMorgan Chase & Co.	2.7

Bank of America Corp.	2.7

Merck & Co., Inc.	2.6

Pfizer, Inc.	2.5

CVS Caremark Corp.	2.4

Exxon Mobil Corp.	2.2

Total	26.6%

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted.

2

Eaton Vance

VT Large-Cap Value Fund

June 30, 2014

Endnotes and Additional Disclosures

[1]

Russell 1000 Value Index is an unmanaged index of U.S. large-cap value stocks. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

There is no sales charge. Insurance-related charges are not included in the calculation of returns. Such expenses would reduce the overall return shown. Please refer to the report for your insurance contract for performance data reflecting insurance-related charges. A large redemption from the Fund on 3/31/14 positively impacted Fund performance for the six months, one year, five years and since inception periods. A large redemption from the Fund on 9/30/10 positively impacted performance for the five years and since inception periods.

Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is not adjusted for class expense differences.

If adjusted for such differences, the performance would be different. Performance presented in the financial highlights included in the financial statements is not linked. In the performance table, the performance of ADV Class is linked to Initial Class. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable.

[3]	Source: Fund prospectus. Net expense ratio reflects a contractual expense reimbursement that continues through 4/30/15. Without the reimbursement, if applicable, performance would have been lower.

[4]	Excludes cash and cash equivalents.

Fund profile subject to change due to active management.

Important Notice to Shareholders

Michael R. Mach, CFA (lead portfolio manager) retired from the Eaton Vance organization on June 30, 2014 and, as of such date, the Fund is managed by Edward J. Perkin, CFA (lead portfolio manager) and John D. Crowley.

3

Eaton Vance

VT Large-Cap Value Fund

June 30, 2014

Fund Expenses

Example:  As a Fund shareholder, you incur ongoing costs, including management fees; distribution or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The actual expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2014 – June 30, 2014) for Initial Class and (April 15, 2014 – June 30, 2014) for ADV Class. The hypothetical expense Example is based on an investment of $1,000 invested for the one-half year period (January 1, 2014 – June 30, 2014).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect expenses and charges which are, or may be imposed under the variable annuity contract or variable life insurance policy (variable contracts) (if applicable) through which your investment in the Fund is made. Therefore, the second section of the table is useful in comparing ongoing costs associated with an investment in vehicles which fund benefits under variable contracts and to qualified pension and retirement plans, and will not help you determine the relative total costs of investing in the Fund through variable contracts. In addition, if these expenses and charges imposed under the variable contracts were included, your costs would be higher.

	Beginning Account Value (1/1/14)	Ending Account Value (6/30/14)	Expenses Paid During Period (1/1/14 – 6/30/14)		Annualized Expense Ratio

Actual*
Initial Class	$1,000.00	$1,118.70	$6.83	***	1.30%
ADV Class	$1,000.00	$1,073.10	$2.30	***	1.05%

*     ADV Class had not commenced operations on January 1, 2014. Actual expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period); 77/365 for ADV Class (to reflect the period from the commencement of operations on April 15, 2014 to June 30, 2014). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on December 31, 2013 (April 15, 2014 for ADV Class). Expenses shown do not include insurance-related charges.

Hypothetical**
(5% return per year before expenses)
Initial Class	$1,000.00	$1,018.30	$6.51	***	1.30%
ADV Class	$1,000.00	$1,008.30	$2.22	***	1.05%

**	Hypothetical expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on December 31, 2013 (April 15, 2014 for ADV Class). Expenses shown do not include insurance-related charges.

***	Absent an allocation of certain expenses to an affiliate, the expenses would be higher.

4

Eaton Vance

VT Large-Cap Value Fund

June 30, 2014

Portfolio of Investments (Unaudited)

Common Stocks — 96.5%

Security	Shares	Value

Aerospace & Defense — 3.6%
Boeing Co. (The)	888	$112,980
Honeywell International, Inc.	651	60,511
United Technologies Corp.	663	76,543

		$250,034

Air Freight & Logistics — 1.6%
C.H. Robinson Worldwide, Inc.	1,741	$111,058

		$111,058

Automobiles — 0.9%
Volkswagen AG, PFC Shares	227	$59,455

		$59,455

Banks — 12.5%
Bank of America Corp.	11,929	$183,349
Citigroup, Inc.	4,015	189,107
JPMorgan Chase & Co.	3,257	187,668
PNC Financial Services Group, Inc. (The)	1,261	112,292
Regions Financial Corp.	9,415	99,987
SunTrust Banks, Inc.	2,220	88,933

		$861,336

Biotechnology — 0.7%
Gilead Sciences, Inc.(1)	595	$49,331

		$49,331

Capital Markets — 5.1%
Affiliated Managers Group, Inc.(1)	513	$105,370
Invesco, Ltd.	3,049	115,100
Morgan Stanley	4,098	132,488

		$352,958

Chemicals — 1.4%
LyondellBasell Industries NV, Class A	1,003	$97,943

		$97,943

Communications Equipment — 2.8%
QUALCOMM, Inc.	1,214	$96,149
Telefonaktiebolaget LM Ericsson ADR	8,101	97,860

		$194,009

Security	Shares	Value

Consumer Finance — 2.9%
American Express Co.	710	$67,358
Discover Financial Services	2,192	135,860

		$203,218

Diversified Telecommunication Services — 1.8%
Verizon Communications, Inc.	2,558	$125,163

		$125,163

Electric Utilities — 2.2%
NextEra Energy, Inc.	1,450	$148,596

		$148,596

Electrical Equipment — 1.8%
Eaton Corp. PLC	799	$61,667
Emerson Electric Co.	983	65,232

		$126,899

Electronic Equipment, Instruments & Components — 1.7%
Corning, Inc.	5,240	$115,018

		$115,018

Food & Staples Retailing — 2.4%
CVS Caremark Corp.	2,220	$167,321

		$167,321

Food Products — 1.1%
Nestle SA	947	$73,380

		$73,380

Health Care Equipment & Supplies — 1.9%
Covidien PLC	652	$58,797
Stryker Corp.	864	72,853

		$131,650

Household Durables — 0.9%
Mohawk Industries, Inc.(1)	455	$62,945

		$62,945

Insurance — 4.1%
ACE, Ltd.	728	$75,494
Allstate Corp. (The)	1,302	76,453
MetLife, Inc.	2,398	133,233

		$285,180

5	See Notes to Financial Statements.

Eaton Vance

VT Large-Cap Value Fund

June 30, 2014

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Internet Software & Services — 0.9%
Google, Inc., Class C(1)	109	$62,706

		$62,706

Life Sciences Tools & Services — 1.8%
Thermo Fisher Scientific, Inc.	1,035	$122,130

		$122,130

Machinery — 1.8%
Caterpillar, Inc.	1,135	$123,340

		$123,340

Media — 3.4%
Comcast Corp., Class A	1,658	$89,001
Walt Disney Co. (The)	1,717	147,216

		$236,217

Multi-Utilities — 2.1%
Sempra Energy	1,392	$145,756

		$145,756

Multiline Retail — 0.6%
Dollar General Corp.(1)	663	$38,030

		$38,030

Oil, Gas & Consumable Fuels — 16.6%
Anadarko Petroleum Corp.	994	$108,813
Chevron Corp.	1,525	199,089
ConocoPhillips	2,402	205,923
Devon Energy Corp.	1,344	106,714
Exxon Mobil Corp.	1,487	149,711
Marathon Oil Corp.	2,435	97,205
Occidental Petroleum Corp.	1,955	200,642
Phillips 66	994	79,947

		$1,148,044

Pharmaceuticals — 9.5%
Merck & Co., Inc.	3,152	$182,343
Pfizer, Inc.	5,757	170,868
Roche Holding AG PC	453	134,975
Sanofi	775	82,374
Shire PLC ADR	360	84,776

		$655,336

Security	Shares	Value

Real Estate Investment Trusts (REITs) — 2.6%
Public Storage, Inc.	455	$77,964
Simon Property Group, Inc.	592	98,438

		$176,402

Road & Rail — 0.7%
Union Pacific Corp.	500	$49,875

		$49,875

Semiconductors & Semiconductor Equipment — 1.2%
Intel Corp.	2,605	$80,495

		$80,495

Software — 1.5%
Microsoft Corp.	2,507	$104,542

		$104,542

Specialty Retail — 2.2%
Home Depot, Inc. (The)	829	$67,116
TJX Cos., Inc. (The)	1,612	85,678

		$152,794

Technology Hardware, Storage & Peripherals — 1.0%
Apple, Inc.	773	$71,835

		$71,835

Tobacco — 1.2%
Reynolds American, Inc.	1,406	$84,852

		$84,852

Total Common Stocks (identified cost $4,949,585)		$6,667,848

Total Investments — 96.5% (identified cost $4,949,585)		$6,667,848

Other Assets, Less Liabilities — 3.5%		$242,852

Net Assets — 100.0%		$6,910,700

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	–	American Depositary Receipt
PC	–	Participation Certificate
PFC Shares	–	Preference Shares

(1)	Non-income producing security.

6	See Notes to Financial Statements.

Eaton Vance

VT Large-Cap Value Fund

June 30, 2014

Statement of Assets and Liabilities (Unaudited)

Assets	June 30, 2014
Investments, at value (identified cost, $4,949,585)	$6,667,848
Cash	429,813
Dividends receivable	6,487
Receivable for investments sold	41,969
Tax reclaims receivable	25,325
Receivable from affiliate	4,266
Total assets	$7,175,708

Liabilities
Payable for investments purchased	$131,804
Payable for Fund shares redeemed	96,914
Payable to affiliates:
Investment adviser fee	3,486
Distribution fees	1,394
Trustees’ fees	660
Payable for shareholder servicing fees	1,452
Accrued expenses	29,298
Total liabilities	$265,008
Net Assets	$6,910,700

Sources of Net Assets
Paid-in capital	$2,695,139
Accumulated net realized gain	2,466,003
Accumulated undistributed net investment income	30,653
Net unrealized appreciation	1,718,905
Net Assets	$6,910,700

Initial Class Shares
Net Assets	$6,909,627
Shares Outstanding	523,676
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$13.19

ADV Class Shares
Net Assets	$1,073
Shares Outstanding	81
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding, including fractional shares)	$13.22

7	See Notes to Financial Statements.

Eaton Vance

VT Large-Cap Value Fund

June 30, 2014

Statement of Operations (Unaudited)

Investment Income	Six Months Ended June 30, 2014
Dividends (net of foreign taxes, $5,825)	$315,509
Total investment income	$315,509

Expenses
Investment adviser fee	$86,115
Distribution fees
Initial Class	34,445
Shareholder servicing fees
Initial Class	26,630
ADV Class	— (1)
Trustees’ fees and expenses	1,300
Custodian fee	19,672
Transfer and dividend disbursing agent fees	8,003
Legal and accounting services	19,175
Printing and postage	1,661
Miscellaneous	2,764
Total expenses	$199,765
Deduct —
Allocation of expenses to affiliate	$22,152
Reduction of custodian fee	75
Total expense reductions	$22,227

Net expenses	$177,538

Net investment income	$137,971

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$11,754,077
Foreign currency transactions	(992)
Net realized gain	$11,753,085
Change in unrealized appreciation (depreciation) —
Investments	$(10,024,778)
Foreign currency	126
Net change in unrealized appreciation (depreciation)	$(10,024,652)

Net realized and unrealized gain	$1,728,433

Net increase in net assets from operations	$1,866,404

(1)	Amount is less than $1.

8	See Notes to Financial Statements.

Eaton Vance

VT Large-Cap Value Fund

June 30, 2014

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended June 30, 2014 (Unaudited)	Year Ended December 31, 2013
From operations —
Net investment income	$137,971	$447,301
Net realized gain from investment and foreign currency transactions	11,753,085	5,643,626
Net change in unrealized appreciation (depreciation) from investments and foreign currency	(10,024,652)	6,470,812
Net increase in net assets from operations	$1,866,404	$12,561,739
Distributions to shareholders —
From net investment income
Initial Class	$—	$(434,539)
From net realized gain
Initial Class	—	(6,278)
Total distributions to shareholders	$—	$(440,817)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Initial Class	$1,357,150	$6,720,297
ADV Class	1,000	—
Net asset value of shares issued to shareholders in payment of distributions declared
Initial Class	—	435,727
Cost of shares redeemed
Initial Class	(45,506,370)	(19,086,048)
Net decrease in net assets from Fund share transactions	$(44,148,220)	$(11,930,024)

Net increase (decrease) in net assets	$(42,281,816)	$190,898

Net Assets
At beginning of period	$49,192,516	$49,001,618
At end of period	$6,910,700	$49,192,516

Accumulated undistributed (distributions in excess of) net investment income included in net assets
At end of period	$30,653	$(41)

9	See Notes to Financial Statements.

Eaton Vance

VT Large-Cap Value Fund

June 30, 2014

Financial Highlights

	Initial Class
	Six Months Ended June 30, 2014 (Unaudited)		Year Ended December 31,
			2013		2012		2011	2010		2009
Net asset value — Beginning of period	$11.790		$9.240		$8.140		$8.770	$8.000		$6.820

Income (Loss) From Operations
Net investment income	$0.060	(1)	$0.101		$0.129		$0.107	$0.467		$0.074	(1)
Net realized and unrealized gain (loss)	1.340		2.551		1.101		(0.631)	0.768	(2)	1.158

Total income (loss) from operations	$1.400		$2.652		$1.230		$(0.524)	$1.235		$1.232

Less Distributions
From net investment income	$—		$(0.101)		$(0.130)		$(0.106)	$(0.465)		$(0.052)
From net realized gain	—		(0.001)		—		—	—		—
Tax return of capital	—		—		(0.000	)(3)	—	—		—

Total distributions	$—		$(0.102)		$(0.130)		$(0.106)	$(0.465)		$(0.052)

Net asset value — End of period	$13.190		$11.790		$9.240		$8.140	$8.770		$8.000

Total Return(4)	11.87	%(5)	28.74	%(6)	15.12%		(5.97)%	15.44%		18.25%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$6,910		$49,193		$49,002		$60,003	$74,409		$44,761
Ratios (as a percentage of average daily net assets):
Expenses(7)	1.30	%(8)(9)	1.30	%(9)	1.30	%(9)	1.28%	1.34	%(9)(10)	1.30	%(9)
Net investment income	1.01	%(8)	0.88%		1.25%		1.17%	0.70%		1.04%
Portfolio Turnover	23	%(5)	63%		39%		70%	55%		71%

(1)	Computed using average shares outstanding.

(2)

The per share amount is not in accord with the net realized and unrealized gain (loss) on investments for the period because of the timing of sales of Fund shares and the amount of the per share realized and unrealized gains and losses at such time.

(3)	Amount is less than $(0.0005).

(4)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(5)	Not annualized.

(6)

During the year ended December 31, 2013, the Fund received a payment made by an affiliate for a trading error which amounted to $0.02 per share. Had the Fund not received this payment, total return would have been lower by 0.21%.

(7)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(8)	Annualized.

(9)

The investment adviser subsidized certain operating expenses (equal to 0.16%, 0.01%, 0.01%, 0.10% and 0.31% of average daily net assets for the six months ended June 30, 2014 and the years ended December 31, 2013, 2012, 2010 and 2009, respectively). Absent this subsidy, total return would be lower.

(10)	Includes interest expense of 0.04%.

10	See Notes to Financial Statements.

Eaton Vance

VT Large-Cap Value Fund

June 30, 2014

Financial Highlights — continued

	ADV Class
	Period Ended June 30, 2014 (Unaudited) (1)
Net asset value — Beginning of period	$12.320

Income (Loss) From Operations
Net investment income(2)	$0.031
Net realized and unrealized gain	0.869

Total income from operations	$0.900

Net asset value — End of period	$13.220

Total Return(3)	7.31	%(4)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$1
Ratios (as a percentage of average daily net assets):
Expenses(5)	1.05	%(6)(7)
Net investment income	1.16	%(6)
Portfolio Turnover	23	%(4)(8)

(1)	For the period from commencement of operations on April 15, 2014 to June 30, 2014.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)	Not annualized.

(5)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(6)	Annualized.

(7)	The investment adviser subsidized certain operating expenses (equal to 0.16% of average daily net assets for the period ended June 30, 2014). Absent this subsidy, total return would be lower.

(8)	For the six months ended June 30, 2014.

11	See Notes to Financial Statements.

Eaton Vance

VT Large-Cap Value Fund

June 30, 2014

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance VT Large-Cap Value Fund (the Fund) is a diversified series of Eaton Vance Variable Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is to seek total return. Effective April 15, 2014, the Fund designated its existing shares as Initial Class and established a new class of shares named ADV Class. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund is generally made available for purchase only to separate accounts established by participating insurance companies and qualified pension or retirement plans.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Equity Securities. Equity securities (including common shares of closed-end investment companies) listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices.

Debt Obligations. Short-term obligations purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value.

Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Fund’s Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Fund is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Fund’s understanding of the applicable countries’ tax rules and rates.

D  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

As of June 30, 2014, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

12

Eaton Vance

VT Large-Cap Value Fund

June 30, 2014

Notes to Financial Statements (Unaudited) — continued

F  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances, if any, used to reduce the Fund’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

G  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

H  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

I  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

J  Interim Financial Statements — The interim financial statements relating to June 30, 2014 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders

It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared seperately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, if an election is made on behalf of a separate account, to receive some or all of the distributions in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

During the six months ended June 30, 2014, accumulated net investment income was decreased by $107,277, accumulated net realized gain was decreased by $9,303,099 and paid-in capital was increased by $9,410,376 due to the Fund’s use of equalization accounting. Tax equalization accounting allows the Fund to treat as a distribution that portion of redemption proceeds representing a redeeming shareholder’s portion of undistributed taxable income and net capital gains. These reclassifications had no effect on the net assets or net asset value per share of the Fund.

As of June 30, 2014, the components of distributable earnings (accumulated losses) and unrealized appreciation (depreciation) on a tax basis were as follows:

Undistributed ordinary income	$441,930
Undistributed long-term capital gains	$2,165,737
Net unrealized appreciation	$1,607,894

The differences between components of distributable earnings (accumulated losses) on a tax basis and the amounts reflected in the Statement of Assets and Liabilities are primarily due to foreign currency transactions, wash sales and the tax treatment of short-term capital gains.

3  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Eaton Vance Management (EVM) as compensation for management and investment advisory services rendered to the Fund. The fee is computed at an annual rate of 0.625% of the Fund’s average daily net assets up to $2 billion and at reduced rates on daily net assets

13

Eaton Vance

VT Large-Cap Value Fund

June 30, 2014

Notes to Financial Statements (Unaudited) — continued

of $2 billion or more, and is payable monthly. For the six months ended June 30, 2014, the investment adviser fee amounted to $86,115 or 0.625% (annualized) of the Fund’s average daily net assets. EVM has agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only) exceed 1.30% and 1.05% of the Fund’s average daily net assets for Initial Class and ADV Class, respectively. This agreement may be changed or terminated after April 30, 2015. Pursuant to this agreement, EVM was allocated $22,152 of the Fund’s operating expenses for the six months ended June 30, 2014. EVM also serves as administrator of the Fund, but receives no compensation. Eaton Vance Distributors, Inc. (EVD), the Fund’s principal underwriter and an affiliate of EVM, received distribution fees (see Note 4).

Trustees and officers of the Fund who are members of EVM’s organization receive remuneration for their services to the Fund out of the investment adviser fee. Certain officers and Trustees of the Fund are officers of EVM.

4  Distribution Plan

The Fund has in effect a distribution plan for Initial Class shares (Initial Class Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Initial Class Plan, the Fund pays EVD a distribution fee of 0.25% per annum of its average daily net assets attributable to Initial Class shares for the sale and distribution of Initial Class shares. Distribution fees paid or accrued to EVD for the six months ended June 30, 2014 amounted to $34,445. Insurance companies receive such fees from EVD based on the value of shares held by such companies. The insurance companies through which investors hold shares of the Fund may also pay fees to third parties in connection with the sale of variable contracts and for services provided to variable contract owners. The Fund, EVM or EVD are not a party to these arrangements. Investors should consult the prospectus and statement of additional information for their variable contracts for a discussion of these payments. EVD may, at its expense, provide promotional incentives to dealers that sell variable insurance products.

Distribution fees are subject to the limitations contained in the Financial Industry Regulatory Authority’s NASD Conduct Rule 2830(d).

5  Shareholder Servicing Plan

The Trust, on behalf of the Fund, has adopted a Shareholder Servicing Plan (Servicing Plan) for Initial Class and ADV Class. The Servicing Plan allows the Trust to enter into shareholder servicing agreements with insurance companies, investment dealers, broker/dealers or other financial intermediaries that provide shareholder services relating to Fund shares and their shareholders, including variable contract owners or plan participants with interests in the Fund. Under the Servicing Plan, the Fund may make payments at an annual rate of up to 0.25% of its average daily net assets attributable to each class that are subject to shareholder servicing agreements. No shareholder servicing fees are levied on shares owned by EVM, its affiliates, or their respective employees or clients and may be waived under certain other limited conditions. For the six months ended June 30, 2014, shareholder servicing fees were equivalent to 0.20% per annum of each class’ average daily net assets and amounted to $26,630 and less than $1 for Initial Class and ADV Class, respectively.

6  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $6,957,625 and $50,515,898 respectively, for the six months ended June 30, 2014.

7  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Initial Class	Six Months Ended June 30, 2014 (Unaudited)	Year Ended December 31, 2013

Sales	108,067	633,457
Issued to shareholders electing to receive payments of distributions in Fund shares	—	38,458
Redemptions	(3,757,761)	(1,804,352)

Net decrease	(3,649,694)	(1,132,437)

14

Eaton Vance

VT Large-Cap Value Fund

June 30, 2014

Notes to Financial Statements (Unaudited) — continued

ADV Class	Six Months Ended June 30, 2014 (Unaudited)(1)

Sales	81

Net increase	81

(1)	For the period from commencement of operations on April 15, 2014 to June 30, 2014.

At June 30, 2014, separate accounts of 2 insurance companies each owned more than 10% of the value of the outstanding shares of the Fund aggregating 96.5%.

8  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Fund at June 30, 2014, as determined on a federal income tax basis, were as follows:

Aggregate cost	$5,060,555

Gross unrealized appreciation	$1,607,293
Gross unrealized depreciation	—

Net unrealized appreciation	$1,607,293

9  Line of Credit

The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $750 million unsecured line of credit agreement with a group of banks. Borrowings are made by the Fund solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.08% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the six months ended June 30, 2014.

10  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

15

Eaton Vance

VT Large-Cap Value Fund

June 30, 2014

Notes to Financial Statements (Unaudited) — continued

At June 30, 2014, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total

Common Stocks
Consumer Discretionary	$489,986	$59,455		$—	$549,441
Consumer Staples	252,173	73,380		—	325,553
Energy	1,148,044	—		—	1,148,044
Financials	1,879,094	—		—	1,879,094
Health Care	741,098	217,349		—	958,447
Industrials	661,206	—		—	661,206
Information Technology	628,605	—		—	628,605
Materials	97,943	—		—	97,943
Telecommunication Services	125,163	—		—	125,163
Utilities	294,352	—		—	294,352

Total Common Stocks	$6,317,664	$350,184	*	$—	$6,667,848

Total Investments	$6,317,664	$350,184		$—	$6,667,848

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Fund held no investments or other financial instruments as of December 31, 2013 whose fair value was determined using Level 3 inputs. At June 30, 2014, there were no investments transferred between Level 1 and Level 2 during the six months then ended.

16

Eaton Vance

VT Large-Cap Value Fund

June 30, 2014

Special Meeting of Shareholders (Unaudited)

The Fund held a Special Meeting of Shareholders on May 29, 2014 to elect five Trustees. The results of the vote were as follows:

	Number of Shares(1)
Nominee for Trustee	For	Withheld
Scott E. Eston	3,978,340	98,056
Cynthia E. Frost	3,969,524	106,873
George J. Gorman	3,978,340	98,056
Valerie A. Mosley	3,978,340	98,056
Harriett Tee Taggart	3,978,340	98,056

(1)	Excludes fractional shares.

17

Eaton Vance

VT Large-Cap Value Fund

June 30, 2014

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the Eaton Vance group of mutual funds (the “Eaton Vance Funds”) held on April 28, 2014, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Contract Review Committee of the Board, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by each adviser to the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings of the Contract Review Committee held between February and April 2014, as well as information considered throughout the year at meetings of the Board and its committees. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•	An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;

•	An independent report comparing each fund’s total expense ratio and its components to comparable funds;

•

An independent report comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;

•	Data regarding investment performance in comparison to benchmark indices and customized peer groups identified by the adviser in consultation with the Board;

•

For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;

•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed, and any changes in portfolio management processes and personnel;

•

Information about the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and the fund’s policies with respect to “soft dollar” arrangements;

•	Data relating to portfolio turnover rates of each fund;

•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

•	Information about each adviser’s processes for monitoring best execution of portfolio transactions, and other policies and practices of each adviser with respect to trading;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;

•

Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•	Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•	Copies of or descriptions of each adviser’s policies and procedures relating to proxy voting, the handling of corporate actions and class actions;

•

Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;

•	Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;

•

A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

18

Eaton Vance

VT Large-Cap Value Fund

June 30, 2014

Board of Trustees’ Contract Approval — continued

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;

•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and

•	The terms of each advisory agreement.

Over the course of the twelve-month period ended April 30, 2014, with respect to one or more funds, the Board met nine times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met seven, seventeen, eleven, six and ten times respectively. At such meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of each adviser relating to each fund, and considered the investment and trading strategies used in pursuing each fund’s investment objective, including, where relevant, the use of derivative instruments, as well as processes for monitoring best execution of portfolio transactions and risk management techniques. The Board and its Committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management and other fund advisers with respect to such matters.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement. In evaluating each advisory and sub-advisory agreement, including the specific fee structures and other terms of the agreements, the Contract Review Committee was informed by multiple years of analysis and discussion among the Independent Trustees and the Funds’ advisers and sub-advisers.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement of Eaton Vance VT Large-Cap Value Fund (the “Fund”) with Eaton Vance Management (the “Adviser”), including its fee structure, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of the agreement. The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to the agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for the Fund.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement of the Fund, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser.

The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Fund, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund. The Board specifically noted that the Adviser has devoted extensive resources to in-house equity research and also draws upon independent research available from third-party sources. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation methods of the Adviser to recruit and retain investment personnel, and the time and attention devoted to the Fund by senior management.

The Board reviewed the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

19

Eaton Vance

VT Large-Cap Value Fund

June 30, 2014

Board of Trustees’ Contract Approval — continued

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to a relevant universe of similarly managed funds identified by an independent data provider and appropriate benchmark indices. The Board reviewed comparative performance data for the one-, three- and five-year periods ended September 30, 2013 for the Fund. The Board considered various factors that contributed to the Fund’s relative underperformance during the three-year period, as well as the active and ongoing steps the Adviser had taken to improve performance, including changes in the equity group’s leadership, portfolio management staffing and analysts group. The Board concluded that it was satisfied with the steps taken by the Adviser to improve performance and that it was appropriate to allow additional time to evaluate the effectiveness of those steps.

Management Fees and Expenses

The Board reviewed contractual fee rates for investment advisory and administrative services payable by the Fund (referred to as “management fees”). As part of its review, the Board considered the management fees and the Fund’s total expense ratio for the year ended September 30, 2013, as compared to a group of similarly managed funds selected by an independent data provider (the “peer group”). The Board considered certain Fund specific factors that had an impact on Fund expense ratios relative to the peer group, as identified by management in response to inquiries from the Contract Review Committee. The Board also considered actions taken by management in recent years to reduce expenses at the fund complex level, including the negotiation of reduced fees for transfer agency and custody services.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability

The Board reviewed the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates in connection with their relationships with the Fund, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Fund and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Fund, the structure of the advisory fee, which includes breakpoints at several asset levels, will allow the Fund to continue to benefit from economies of scale in the future.

20

Eaton Vance

VT Large-Cap Value Fund

June 30, 2014

Officers and Trustees

Officers of Eaton Vance VT Large-Cap Value Fund

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Trustees of Eaton Vance VT Large-Cap Value Fund

Ralph F. Verni

Chairman

Scott E. Eston

Thomas E. Faust Jr.*

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

William H. Park

Ronald A. Pearlman

Helen Frame Peters

Harriett Tee Taggart

*	Interested Trustee

21

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

22

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Investment Adviser and Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7755    6.30.14

Item 2. Code of Ethics

Not required in this filing.

Item 3. Audit Committee Financial Expert

Not required in this filing.

Item 4. Principal Accountant Fees and Services

Not required in this filing.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Variable Trust

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	August 14, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	August 14, 2014

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	August 14, 2014